PRINCIPAL INVESTORS FUND, INC. PROFILE

                            BALANCED FUND

                            ADVISORS SELECT CLASS SHARES



                                   THE DATE OF THIS PROFILE IS DECEMBER 31, 2001


This profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including sub-advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at: www.principal.com.


Advisors Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) through the Principal Advantage/sm/ Service Agreement.


FUND OBJECTIVE/GOAL
The Fund seeks to generate a total return consisting of current income and long-term growth of capital.

FUND INVESTMENT STRATEGIES
The Fund seeks growth of capital and current income by investing primarily in common stocks and corporate bonds. Though the percentages in each category are not fixed, common stocks generally represent 40% to 70% of the Fund's assets. The remainder of the Fund's assets is invested in bonds and cash.

Invista Capital Management, LLC/(R)/ serves as the Sub-Advisor for the equity securities portion of the Fund. It looks for companies with predictable earnings and which, based on growth prospects, it believes are undervalued in the marketplace. Invista buys stock with the objective of long-term capital appreciation.


Principal Capital Income Investors, LLC serves as the Sub-Advisor for the fixed-income securities portion of the Fund. Fixed-income securities are purchased to generate income and for capital appreciation purposes when Principal Capital - II thinks that declining interest rates may increase market value.


SIGNIFICANT RISKS OF INVESTING IN THE FUND
The value of the stocks owned by the Fund changes on a daily basis. Stock prices reflect the activities of individual companies as well as general market and economic conditions. In the short-term, prices can fluctuate dramatically in response to these factors.

Fixed-income security values also change on a daily basis. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political or financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


Because the Fund invests in both stocks and bonds, the Fund may underperform stock funds when stocks are in favor and may underperform bond funds when bonds are in favor. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


MANAGER
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion.

SUB-ADVISORS
The Manager has contracted with the Sub-Advisors to provide investment advisory services to the Fund.

Invista Capital Management, LLC ("Invista"), an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2000 were approximately $27.4 billion. Invista's address is 1900 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.


Principal Capital Income Investors, LLC ("Principal Capital - II"), an indirect wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2000 were approximately $33.2 billion. Principal Capital - II's address is 801 Grand Ave., Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

WILLIAM C. ARMSTRONG, CFA . Mr. Armstrong leads the multi-sector/core portfolio management group for Principal Capital - II. Mr. Armstrong has been with the Principal Financial Group since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.

DIRK LASCHANZKY, CFA . As a portfolio manager at Invista, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Invista in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


DOUGLAS R. RAMSEY, CFA . Mr. Ramsey joined Invista in 1997. As portfolio manager, he provides clients with asset allocation advice and research services covering all major asset classes. Previously, he was a portfolio strategist for Invista's value team with responsibility for equity securities analysis and strategy. Prior to joining Invista, Mr. Ramsey was an equity portfolio manager at Investors Management Group and an equity strategist at SCI Capital Management. He received his MA in Economics from Ohio State University and a BA in Economics and Business Administration at Coe College. He has earned the right to use the Chartered Financial Analyst designation.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking current income as well as long-term growth of capital.


                            FUND OPERATING EXPENSES

Management Fees.......................       0.50%
12b-1 Fees............................       0.37
Other Expenses*.......................       0.38
                                        ----------
         Total Fund Operating Expenses       1.25%

* Other Expenses:
  Service Fee.........................       0.25%
  Administrative Service Fee..........       0.13

               QUARTERLY TOTAL RETURNS
The Fund's highest and lowest quarterly returns during the time period covered by the chart at the right were:
  Highest Q4 '01 5.53%
  Lowest Q1 '01 -7.24%

                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 YEAR                              3 YEARS  5 YEARS   10 YEARS
                           ------                              -------  -------   --------
                            $127                                $397     $686      $1,511

                           YEAR-BY-YEAR TOTAL RETURNS
The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year.
LOGO

2001    -5.71

    AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDING DECEMBER 31, 2001 This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of mutual funds with similar investment objectives.

                                        1       3      5     10     LIFE OF
                                       YEAR   YEARS  YEARS  YEARS    FUND*
                                       ----   -----  -----  -----   ------
Advisors Select Class...............   -5.71    N/A    N/A    N/A    -5.77
S&P 500 Index ......................  -11.88  -1.03  10.70  12.93
Lehman Brothers Aggregate Bond Index    8.42   6.27   7.43   7.23
Morningstar Domestic Hybrid Category   -4.01   2.21   7.01   8.98
* The Fund's SEC effective date was December 6, 2000.

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            BOND & MORTGAGE SECURITIES FUND

                            ADVISORS SELECT CLASS SHARES



                                   THE DATE OF THIS PROFILE IS DECEMBER 31, 2001


This profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including sub-advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at: www.principal.com.


Advisors Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) through the Principal Advantage/sm/ Service Agreement.


FUND OBJECTIVE/GOAL
The Fund seeks to provide current income.

FUND INVESTMENT STRATEGIES
The Fund invests primarily in intermediate maturity fixed-income securities with a dollar weighted average maturity in the 3-6 years range. Under normal circumstances, it invests at least 75% of its assets in:
 . securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
 . fixed-income securities and taxable municipal bonds, rated in the four highest grades by a nationally recognized statistical rating organization or, if unrated, in the opinion of the Sub-Advisor are of comparable quality; and
 . mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets may be invested in:
 . preferred and common stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
 . securities rated less than the four highest grades.
Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

SIGNIFICANT RISKS OF INVESTING IN THE FUND
The Fund may invest in fixed-income securities. When interest rates fall, the price of such securities rise and when interest rates rise, the price declines. In addition, the value of these securities may be affected by the credit rating of the entity that issued the security and its maturity.

The mortgage-backed securities that the Fund may invest in are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities and may increase the volatility of the Fund.


As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


MANAGER
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Capital Income Investors, LLC ("Principal Capital - II"), an indirect wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31,

2000 were approximately $33.2 billion. Principal Capital - II's address is 801 Grand Ave., Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

WILLIAM C. ARMSTRONG, CFA . Mr. Armstrong leads the multi-sector/core portfolio management group for Principal Capital - II. Mr. Armstrong has been with the Principal Financial Group since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.


LISA A. STANGE, CFA . As portfolio manager for Principal Capital - II, Ms. Stange manages fixed-income portfolios invested in corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, sovereigns and agencies. Ms. Stange joined the Principal Financial Group in 1989 after earning her Master's and Bachelor's degrees in Finance from the University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking diversification by investing in a fixed-income mutual fund.


                            FUND OPERATING EXPENSES

Management Fees.......................       0.55%
12b-1 Fees............................       0.37
Other Expenses*.......................       0.38
                                        ----------
         Total Fund Operating Expenses       1.30%

* Other Expenses:
  Service Fee.........................       0.25%
  Administrative Service Fee..........       0.13

               QUARTERLY TOTAL RETURNS
The Fund's highest and lowest quarterly returns during the time period covered by the chart at the right were:
  HighestQ3 '014.03%
  Lowest Q4 '01 -0.55%

                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 YEAR                              3 YEARS  5 YEARS   10 YEARS
                           ------                              -------  -------   --------
                            $132                                $412     $713      $1,568

                           YEAR-BY-YEAR TOTAL RETURNS
The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year.
LOGO

2001    6.76


    AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDING DECEMBER 31, 2001 This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of mutual funds with similar investment objectives.

                                            1      3      5     10     LIFE OF
                                           YEAR  YEARS  YEARS  YEARS    FUND*
                                           ----  -----  -----  -----   ------
Advisors Select Class....................  6.76   N/A    N/A    N/A     7.57
Lehman Brothers Aggregate Bond Index ....  8.42  6.27   7.43   7.23
Morningstar Intermediate-Term Bond
Category ................................  7.36  5.12   6.29   6.70
* The Fund's SEC effective date was December 6, 2000.

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            CAPITAL PRESERVATION FUND

                            ADVISORS SELECT CLASS SHARES



                                   THE DATE OF THIS PROFILE IS DECEMBER 31, 2001


This profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including sub-advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at: www.principal.com.


Advisors Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) through the Principal Advantage/sm/ Service Agreement.


FUND OBJECTIVE/GOAL
The Fund seeks a high level of current income while seeking to maintain a stable value per share.

FUND INVESTMENT STRATEGIES
The Fund invests in a diversified portfolio of investment grade fixed-income securities, money market instruments, futures, options and other instruments and by entering into contracts ("wrapper agreements") with financial institutions, such as banks and insurance companies. Under most circumstances and over most time periods, the combination of portfolio securities and wrapper agreements is expected to provide:
 . a constant net asset value per share, and . a rate of return that is higher than most money market mutual funds.
However, there is no guarantee that either of these goals will be achieved.

The Fund invests at least 80% of its assets in fixed-income securities of short to intermediate term maturities rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor are of comparable quality. In the event that a particular security is downgraded after purchase, the Sub-Advisor will determine if it should be maintained in the portfolio or sold.


The Fund also invests in wrapper agreements which are contracts that, under specified circumstances, require that the wrap provider maintain a stable book value on a portion of the Fund's assets. The Fund pays premiums to purchase wrapper agreements. These costs may reduce the Fund's investment return as compared to the return on a direct investment in the securities owned by the Fund.


SIGNIFICANT RISKS OF INVESTING IN THE FUND
All fixed-income securities have certain risks:
 . credit risk - the possibility that the issuer does not make timely payments of principle or interest;
 . interest rate risk - the possibility that the price of the security fluctuates due to changing interest rates; and
 . income risk - the possibility that the Fund's income will decline when its assets are reinvested when market interest rates are falling.

The value of the securities owned by the Fund fluctuates based on these risks. The Sub-Advisor attempts to manage the Fund's assets to minimize these risks. It is expected that under normal circumstances, the value of the wrapper agreements will fluctuate in inverse proportion to the fluctuations in the value of the securities owned by the Fund. However, there is no assurance that the Fund will be able to maintain a stable value per share.


MANAGER
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Capital Income Investors, LLC ("Principal Capital - II"), an indirect wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2000 were approximately $33.2 billion. Principal Capital - II's address is 801 Grand Ave., Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

KEVIN W. CROFT, CFA . As a portfolio manager for Principal Capital - II, Mr. Croft has direct responsibility for fixed-income portfolios. He joined the Principal Financial Group in 1988. He earned his Master's and Bachelor's degrees from Drake University. He has earned the right to use the Chartered Financial Analyst designation.

INVESTOR PROFILE
The Fund is designed for investors seeking preservation and stability of principal and a level of current income higher than money market funds over most time periods. It is not in itself a balanced investment plan.


                            FUND OPERATING EXPENSES*

Management Fees.........................        0.52%
12b-1 Fees..............................        0.37
Wrapper Agreement Premiums..............        0.12
Other Expenses**........................        0.38
                                          -----------
           Total Fund Operating Expenses        1.39%
Wrapper Expense Reimbursement...........        0.04
                                          -----------
                            NET EXPENSES        1.35%
*The Manager has contractually agreed to pay up to 0.04%
 of the wrapper agreement premiums for the Fund for an
 indefinite period to insure that the Total Fund
 Operating Expenses will not exceed 1.35%. The Board of
 Directors may terminate this expense reimbursement
 arrangement at any time.
** Other Expenses:
  Service Fee...........................        0.25%
  Administrative Service Fee............        0.13

                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 YEAR                              3 YEARS  5 YEARS   10 YEARS
                           ------                              -------  -------   --------
                            $137                                $428     $739      $1,624




    AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDING DECEMBER 31, 2001 This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of mutual funds with similar investment objectives.

                                            1      3      5     10     LIFE OF
                                           YEAR  YEARS  YEARS  YEARS    FUND*
                                           ----  -----  -----  -----   ------
Advisors Select Class....................   N/A   N/A    N/A    N/A     2.07
Lehman Brothers Mutual Fund U.S. Govt.
1-3 Year Index ..........................  8.53  6.53   6.64   6.03
Morningstar Short-Term Bond Category ....  7.32  5.82   5.99   5.89
* The Fund's SEC effective date was June 15, 2001.

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            EUROPEAN FUND

                            ADVISORS SELECT CLASS SHARES



                                   THE DATE OF THIS PROFILE IS DECEMBER 31, 2001


This profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including sub-advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at: www.principal.com.


Advisors Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) through the Principal Advantage/sm/ Service Agreement.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

FUND INVESTMENT STRATEGIES
The Fund invests primarily in equity securities having their core business in Europe. The Fund may also invest in other securities of such companies. Under normal market conditions, the Fund invests at least 65% of its assets in securities of:
 . companies organized under the laws of European countries;
 . companies for which the principal securities trading market is in a European country; and
 . companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made in European countries.

The global equity investment philosophy of the Sub-Advisor is to enhance investment returns through:
 . rigorous proprietary stock research which enables its analysts to understand the:
  . quality of the company;
  . nature of its management;
  . nature of its industry competition; and . business valuation - the true "business value" of the company;
 . maintaining global coverage within the universe of investment choices; and . maintaining a medium-term focus.
As a result, the Fund's portfolio reflects the opportunities presented by mispriced companies that offer the potential for strong, long-term investment returns with an acceptable level of investment risk.

SIGNIFICANT RISKS OF INVESTING IN THE FUND
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. A foreign security could also lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative.


As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


MANAGER
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Capital Global Investors Limited, doing business as BT Funds Management, is a member of the Principal Financial Group. Its address is The Chifley Tower, 2 Chifley Square, Sydney 2000 Australia. As of December 31, 2000, BT Funds Management had approximately $22.7 billion under management.


DAY-TO-DAY MANAGEMENT

CRISPIN MURRAY . Mr. Murray is Executive Vice President of BT Funds Management ("BT") having joined BT in 1994 as an investment analyst. In 1995, his role became pure European equities analysis covering banks, telecommunications, telecommunication equipment and media. In 1998, he became head of European Equities and became coordinator for BTFM's Global Banking Group. His global sector responsibilities include telecommunications and banks. Prior to joining BT, Mr. Murray worked for Equitable Life Assurance Society in the UK as a bond and currency analyst. He received an Honours degree in Economics and Human Geography from Reading University in the UK.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital in European markets. Investors should be able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


                            FUND OPERATING EXPENSES

Management Fees.......................       1.00%
12b-1 Fees............................       0.37
Other Expenses*.......................       0.38
                                        ----------
         Total Fund Operating Expenses       1.75%

* Other Expenses:
  Service Fee.........................       0.25%
  Administrative Service Fee..........       0.13

               QUARTERLY TOTAL RETURNS
The Fund's highest and lowest quarterly returns during the time period covered by the chart at the right were:
  HighestQ4 '018.87%
  LowestQ1 '01-16.62%

                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 YEAR      3 YEARS  5 YEARS   10 YEARS
                           ------      -------  -------   --------
                            $178        $551     $949      $2,062

                           YEAR-BY-YEAR TOTAL RETURNS
The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year.
LOGO

2001    -23.43


    AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDING DECEMBER 31, 2001 This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of mutual funds with similar investment objectives.

                                     1       3      5     10     LIFE OF
                                    YEAR   YEARS  YEARS  YEARS    FUND*
                                    ----   -----  -----  -----   ------
Advisors Select Class............  -23.43    N/A   N/A    N/A    -18.83
MSCI Europe (15) Index-ND .......  -19.90  -5.26  6.24   9.64
Morningstar Europe Stock Category  -21.43  -1.19  5.30   8.77
* The Fund's SEC effective date was December 6, 2000.


-5

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            GOVERNMENT SECURITIES FUND

                            ADVISORS SELECT CLASS SHARES



                                   THE DATE OF THIS PROFILE IS DECEMBER 31, 2001


This profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including sub-advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at: www.principal.com.


Advisors Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) through the Principal Advantage/sm/ Service Agreement.


FUND OBJECTIVE/GOAL
The Fund seeks to provide current income.

FUND INVESTMENT STRATEGIES
The Fund seeks to achieve its investment objective by investing primarily in securities that are issued by the U.S. Government, its agencies or instrumentalities. Additionally the Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investor Services, Inc. or, if unrated, determined by the Sub-Advisor to be of equivalent quality. The Fund may also hold cash and cash equivalents.

The basic investment philosophy of the Sub-Advisor is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when they no longer represent good long-term value.


SIGNIFICANT RISKS OF INVESTING IN THE FUND
U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other fixed-income securities. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share.

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.


Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. When interest rates fall, the value of the Fund's shares rises, and when rates rise, the value declines. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


MANAGER
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Capital Income Investors, LLC ("Principal Capital - II"), an indirect wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2000 were approximately $33.2 billion. Principal Capital - II's address is 801 Grand Ave., Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

MARTIN J. SCHAFER . Mr. Schafer is a portfolio manager for Principal Capital - II specializing in the management of mortgage-backed securities utilizing an active, total return approach. He joined the Principal Financial Group in 1977. He holds a BBA in Accounting and Finance from the University of Iowa.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking diversification by investing in a fixed-income mutual fund.
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/

                            FUND OPERATING EXPENSES

Management Fees.......................       0.40%
12b-1 Fees............................       0.37
Other Expenses*.......................       0.38
                                        ----------
         Total Fund Operating Expenses       1.15%

* Other Expenses:
  Service Fee.........................       0.25%
  Administrative Service Fee..........       0.13

               QUARTERLY TOTAL RETURNS
The Fund's highest and lowest quarterly returns during the time period covered by the chart at the right were:
  HighestQ3 '014.01%
  LowestQ4 '01-0.35%

                                    EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                             1 YEAR                               3 YEARS  5 YEARS   10 YEARS
                             ------                               -------  -------   --------
                              $117                                $365     $633     $1,398



                           YEAR-BY-YEAR TOTAL RETURNS
 The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year.
LOGO

2001    6.27

    AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDING DECEMBER 31, 2001 This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of mutual funds with similar investment objectives.

                                            1      3      5     10     LIFE OF
                                           YEAR  YEARS  YEARS  YEARS    FUND*
                                           ----  -----  -----  -----   ------
Advisors Select Class....................  6.27   N/A    N/A    N/A     6.81
Lehman Brothers Mortgage Backed
Securities Index.........................  8.22  7.01   7.49   7.10
Morningstar Intermediate Government
Category ................................  6.84  5.33   6.33   6.21
* The Fund's SEC effective date was December 6, 2000.

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            HIGH QUALITY INTERMEDIATE-TERM BOND FUND

                            ADVISORS SELECT CLASS SHARES



                                   THE DATE OF THIS PROFILE IS DECEMBER 31, 2001


This profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including sub-advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at: www.principal.com.


Advisors Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) through the Principal Advantage/sm/ Service Agreement.


FUND OBJECTIVE/GOAL
The Fund seeks to provide current income.

FUND INVESTMENT STRATEGIES
The Fund invests primarily in fixed-income securities rated A or higher with a dollar weighted average maturity in the 3-6 years range. Under normal circumstances, it invests at least 80% of its assets in:
 . securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
 . fixed-income securities and taxable municipal bonds, rated in the three highest grades by a nationally recognized statistical rating organization or, if unrated, in the opinion of the Sub-Advisor are of comparable quality; and
 . mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets may be invested in:
 . common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
 . securities rated less than the three highest grades.
Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

SIGNIFICANT RISKS OF INVESTING IN THE FUND
The Fund may invest in fixed-income securities. When interest rates fall, the price of such securities rise and when interest rates rise, the price declines. In addition, the value of these securities may be affected by the credit rating of the entity that issued the security and its maturity.

The mortgage-backed securities in which the Fund may invest are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities and may increase the volatility of the Fund.


As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


MANAGER
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Capital Income Investors, LLC ("Principal Capital - II"), an indirect wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2000 were approximately $33.2 billion. Principal Capital - II's address is 801 Grand Ave., Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

KEVIN W. CROFT, CFA . As a portfolio manager for Principal Capital - II, Mr. Croft has direct responsibility for fixed-income portfolios. He joined the Principal Financial Group in 1988. He earned his Master's and Bachelor's degrees from Drake University. He has earned the right to use the Chartered Financial Analyst designation.


MARTIN J. SCHAFER . Mr. Schafer is a portfolio manager for Principal Capital - II specializing in the management of mortgage-backed securities utilizing an active, total return approach. He joined the Principal Financial Group in 1977. He holds a BBA in Accounting and Finance from the University of Iowa.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking diversification by investing in a fixed-income mutual fund.


                            FUND OPERATING EXPENSES

Management Fees.......................       0.40%
12b-1 Fees............................       0.37
Other Expenses*.......................       0.38
                                        ----------
         Total Fund Operating Expenses       1.15%

* Other Expenses:
  Service Fee.........................       0.25%
  Administrative Service Fee..........       0.13

               QUARTERLY TOTAL RETURNS
The Fund's highest and lowest quarterly returns
during the time period covered by the chart at the
right were:
  Highest       Q3 '01  4.52%
  Lowest        Q4 '01 -0.79%

                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 YEAR   3 YEARS  5 YEARS   10 YEARS
                           ------   -------  -------   --------
                            $117     $365     $633      $1,398

                           YEAR-BY-YEAR TOTAL RETURNS
The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year.
LOGO

2001    6.62


    AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDING DECEMBER 31, 2001 This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of mutual funds with similar investment objectives.

                                            1      3      5     10     LIFE OF
                                           YEAR  YEARS  YEARS  YEARS    FUND*
                                           ----  -----  -----  -----   ------
Advisors Select Class....................  6.62   N/A    N/A    N/A     7.45
Lehman Brothers Aggregate Bond Index ....  8.42  6.27   7.43   7.23
Morningstar Intermediate-Term Bond
Category ................................  7.36  5.12   6.29   6.70
* The Fund's SEC effective date was December 6, 2000.


-5

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            HIGH QUALITY LONG-TERM BOND FUND

                            ADVISORS SELECT CLASS SHARES



                                   THE DATE OF THIS PROFILE IS DECEMBER 31, 2001


This profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including sub-advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at: www.principal.com.


Advisors Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) through the Principal Advantage/sm/ Service Agreement.


FUND OBJECTIVE/GOAL
The Fund seeks to provide current income.

FUND INVESTMENT STRATEGIES
The Fund invests primarily in long-term fixed-income securities with a dollar weighted average maturity greater than 6 years. Under normal circumstances, it invests at least 75% of its assets in:
 . securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
 . fixed-income securities and taxable municipal bonds, rated in the four highest grades by a nationally recognized statistical rating organization or, if unrated, in the opinion of the Sub-Advisor are of comparable quality; and
 . mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets may be invested in:
 . common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
 . securities rated less than the three highest grades.

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.


SIGNIFICANT RISKS OF INVESTING IN THE FUND
The Fund may invest in fixed-income securities. When interest rates fall, the price of such securities rise and when interest rates rise, the price declines. In addition, the value of these securities may be affected by the credit rating of the entity that issued the security and its maturity.

The average portfolio duration of the Fund normally is greater than 6 years and is based on the Sub-Advisor's forecast for interest rates. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration is more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.


The mortgage-backed securities in which the Fund may invest are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities and may increase the volatility of the Fund.


As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


MANAGER
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Capital Income Investors, LLC ("Principal Capital - II"), an indirect wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2000 were approximately $33.2 billion. Principal Capital - II's address is 801 Grand Ave., Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

KEVIN W. CROFT, CFA . As a portfolio manager for Principal Capital - II, Mr. Croft has direct responsibility for fixed-income portfolios. He joined the Principal Financial Group in 1988. He earned his Master's and Bachelor's degrees from Drake University. He has earned the right to use the Chartered Financial Analyst designation.


MARTIN J. SCHAFER . Mr. Schafer is a portfolio manager for Principal Capital - II specializing in the management of mortgage-backed securities utilizing an active, total return approach. He joined the Principal Financial Group in 1977. He holds a BBA in Accounting and Finance from the University of Iowa.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking diversification by investing in a fixed-income mutual fund.


                            FUND OPERATING EXPENSES

Management Fees.......................       0.40%
12b-1 Fees............................       0.37
Other Expenses*.......................       0.38
                                        ----------
         Total Fund Operating Expenses       1.15%

* Other Expenses:
  Service Fee.........................       0.25%
  Administrative Service Fee..........       0.13

               QUARTERLY TOTAL RETURNS
The Fund's highest and lowest quarterly returns during the time period covered by the chart at the right were:
  HighestQ3 '014.60%
  LowestQ4 '01-0.63%

                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 YEAR                              3 YEARS  5 YEARS   10 YEARS
                           ------                              -------  -------   --------
                            $117                                $365     $633      $1,398

                           YEAR-BY-YEAR TOTAL RETURNS
The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year.
LOGO

2001    5.35


    AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDING DECEMBER 31, 2001 This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of mutual funds with similar investment objectives.

                                            1      3      5     10     LIFE OF
                                           YEAR  YEARS  YEARS  YEARS    FUND*
                                           ----  -----  -----  -----   ------
Advisors Select Class....................  5.35   N/A    N/A    N/A     6.66
Lehman Brothers Long Term Gov't./Credit
Bond Index...............................  7.26  4.79   8.05   8.42
Morningstar Long-Term Bond Category .....  7.51  4.53   6.09   7.08
* The Fund's SEC effective date was December 6, 2000.


-5

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            HIGH QUALITY SHORT-TERM BOND FUND

                            ADVISORS SELECT CLASS SHARES



                                   THE DATE OF THIS PROFILE IS DECEMBER 31, 2001


This profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including sub-advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at: www.principal.com.


Advisors Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) through the Principal Advantage/sm/ Service Agreement.


FUND OBJECTIVE/GOAL
The Fund seeks to provide current income.

FUND INVESTMENT STRATEGIES
The Fund invests primarily in high quality, short-term fixed-income securities with a dollar weighted average maturity of 4 years or less. Under normal circumstances, it invests at least 80% of its assets in:
 . securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
 . fixed-income securities of U.S. issuers rated in the three highest grades by a nationally recognized statistical rating organization or, if unrated, in the opinion of the Sub-Advisor are of comparable quality; and
 . mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets are invested in securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.


Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.


SIGNIFICANT RISKS OF INVESTING IN THE FUND
The Fund may invest in corporate fixed-income securities. When interest rates fall, the price of such securities rise and when interest rates rise, the price declines. In addition, the value of these securities may be affected by the credit rating of the entity that issued the security and its maturity.

The mortgage-backed securities in which the Fund may invest are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities and may increase the volatility of the Fund.


As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


MANAGER
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Capital Income Investors, LLC ("Principal Capital - II"), an indirect wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2000 were approximately $33.2 billion. Principal Capital - II's address is 801 Grand Ave., Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

MARTIN J. SCHAFER . Mr. Schafer is a portfolio manager for Principal Capital - II specializing in the management of mortgage-backed securities utilizing an active, total return approach. He joined the Principal Financial Group in 1977. He holds a BBA in Accounting and Finance from the University of Iowa.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking diversifica-tion by investing in a fixed-income mutual fund.


                            FUND OPERATING EXPENSES

Management Fees.......................       0.40%
12b-1 Fees............................       0.37
Other Expenses*.......................       0.38
                                        ----------
         Total Fund Operating Expenses       1.15%

* Other Expenses:
  Service Fee.........................       0.25%
  Administrative Service Fee..........       0.13

               QUARTERLY TOTAL RETURNS
The Fund's highest and lowest quarterly returns during the time period covered by the chart at the right were:
  HighestQ3 '013.68%
  Lowest Q4 '01 -1.10%

                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 YEAR                              3 YEARS  5 YEARS   10 YEARS
                           ------                              -------  -------   --------
                            $117                                $365     $633      $1,398

                           YEAR-BY-YEAR TOTAL RETURNS
The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year.
LOGO

2001    6.44


    AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDING DECEMBER 31, 2001 This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of mutual funds with similar investment objectives.

                                            1      3      5     10     LIFE OF
                                           YEAR  YEARS  YEARS  YEARS    FUND*
                                           ----  -----  -----  -----   ------
Advisors Select Class....................  6.44   N/A    N/A    N/A     7.09
Lehman Brothers Mutual Fund 1-5
Gov't./Credit Index......................  9.03  6.62   6.92   6.49
Morningstar Short-Term Bond Category ....  7.32  5.82   5.99   5.89
* The Fund's SEC effective date was December 6, 2000.


-5

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            INTERNATIONAL FUND I

                            ADVISORS SELECT CLASS SHARES



                                   THE DATE OF THIS PROFILE IS DECEMBER 31, 2001


This profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including sub-advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at: www.principal.com.


Advisors Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) through the Principal Advantage/sm/ Service Agreement.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

FUND INVESTMENT STRATEGIES
The Fund invests in a portfolio of equity securities of companies domiciled anywhere in the world. The Fund invests in securities of:
 . companies with their principal place of business or principal office outside the U.S.;
 . companies for which the principal securities trading market is outside the
  U.S.; and
 . companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

Primary consideration is given to securities of corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.


The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However under normal market conditions, the Fund intends to have at least 65% of its assets invested in companies in at least three different countries.


In choosing investments for the Fund, the Sub-Advisor pays particular attention to the long-term earnings prospects of the various companies under consideration. The Sub-Advisor then weighs those prospects relative to the price of the security.


SIGNIFICANT RISKS OF INVESTING IN THE FUND
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. A foreign security could also lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative.


As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


MANAGER
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Invista Capital Management, LLC ("Invista"), an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2000 were approximately $27.4 billion. Invista's address is 1900 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.


DAY-TO-DAY MANAGEMENT

KURTIS D. SPIELER, CFA . Mr. Spieler is a portfolio manager specializing in the management of international equity portfolios. He joined the Principal Financial Group in 1987 in the Treasury operation as a securities analyst and moved to Invista in 1991. Mr. Spieler received his MBA from Drake University and his BBA in Accounting from Iowa State University. He has earned the right to use the Chartered Financial Analyst designation.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital in markets outside of the U.S. Investors must be able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


                            FUND OPERATING EXPENSES

Management Fees.......................       0.90%
12b-1 Fees............................       0.37
Other Expenses*.......................       0.38
                                        ----------
         Total Fund Operating Expenses       1.65%

* Other Expenses:
  Service Fee.........................       0.25%
  Administrative Service Fee..........       0.13

               QUARTERLY TOTAL RETURNS
The Fund's highest and lowest quarterly returns during the time period covered by the chart at the right were:
  HighestQ4 '018.69%
  Lowest Q1 '01 -17.33%

                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 YEAR                              3 YEARS  5 YEARS   10 YEARS
                           ------                              -------  -------   --------
                            $168                                $520     $897      $1,955

                           YEAR-BY-YEAR TOTAL RETURNS
The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year.
LOGO

2001    -24.95


    AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDING DECEMBER 31, 2001 This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of mutual funds with similar investment objectives.

                                           1       3      5     10     LIFE OF
                                          YEAR   YEARS  YEARS  YEARS    FUND*
                                          ----   -----  -----  -----   ------
Advisors Select Class..................  -24.95    N/A   N/A    N/A    -20.92
MSCI EAFE (Europe, Australia, Far East)
Index-ND ..............................  -21.44  -5.05  0.89   4.46
Morningstar Foreign Stock Category ....  -21.93  -1.67  2.34   6.32
* The Fund's SEC effective date was December 6, 2000.


-5

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            INTERNATIONAL FUND II

                            ADVISORS SELECT CLASS SHARES



                                   THE DATE OF THIS PROFILE IS DECEMBER 31, 2001


This profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including sub-advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at: www.principal.com.



Advisors Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) through the Principal Advantage/sm/ Service Agreement.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

FUND INVESTMENT STRATEGIES
The Fund invests in common stocks and other securities of companies domiciled anywhere in world. The Fund invests in securities of:
 . companies with their principal place of business or principal offices outside the U.S.;
 . companies for which the principal securities trading market is outside the
  U.S.; or
 . companies, regardless of where its securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made outside the U.S.

The Sub-Advisor selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:
 . business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
 . quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
 . business valuation - determining the private market or "true business value" of the firm.

The Sub-Advisor's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by the Sub-Advisor.


SIGNIFICANT RISKS OF INVESTING IN THE FUND
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative.


As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


MANAGER

The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Capital Global Investors Limited, doing business as BT Funds Management, is a member of the Principal Financial Group. Its address is The Chifley Tower, 2 Chifley Square, Sydney 2000 Australia. As of December 31, 2000, BT Funds Management had approximately $22.7 billion under management.


DAY-TO-DAY MANAGEMENT

NIGEL ALLFREY . Mr. Allfrey is Senior Vice President of BT Funds Management ("BT") having joined BT in 1994. He has been the Portfolio Manager for BT's closed-end Global Equity Fund since 1998 and is also a senior member of the European Equities Group with specific responsibilities for technology and telecommunication sectors. Prior to joining BT, Mr. Allfrey spent five years with Price Waterhouse (working in Brisbane, New Caledonia, London and Paris) and was involved in advising on company restructuring, mergers and acquisitions. Mr. Allfrey has Bachelor's degrees in Commerce and Economics from the University of Queensland. He is also a Chartered Accountant.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital in markets outside of the U.S. Investors must be able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


                            FUND OPERATING EXPENSES

Management Fees.......................       1.00%
12b-1 Fees............................       0.37
Other Expenses*.......................       0.38
                                        ----------
         Total Fund Operating Expenses       1.75%

* Other Expenses:
  Service Fee.........................       0.25%
  Administrative Service Fee..........       0.13

               QUARTERLY TOTAL RETURNS
The Fund's highest and lowest quarterly returns during the time period covered by the chart at the right were:
  HighestQ4 '017.70%
  LowestQ1 '01-15.00%

                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 YEAR                              3 YEARS  5 YEARS   10 YEARS
                           ------                              -------  -------   --------
                            $178                                $551     $949      $2,062

                           YEAR-BY-YEAR TOTAL RETURNS
The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year.
LOGO

2001    -21.75


    AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDING DECEMBER 31, 2001 This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of mutual funds with similar investment objectives.

                                           1       3      5     10     LIFE OF
                                          YEAR   YEARS  YEARS  YEARS    FUND*
                                          ----   -----  -----  -----   ------
Advisors Select Class..................  -21.75    N/A   N/A    N/A    -20.81
MSCI EAFE (Europe, Australia, Far East)
Index-ND ..............................  -21.44  -5.05  0.89   4.46
Morningstar Foreign Stock Category ....  -21.93  -1.67  2.34   6.32
* The Fund's SEC effective date was December 6, 2000.


-5

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            INTERNATIONAL EMERGING MARKETS FUND

                            ADVISORS SELECT CLASS SHARES



                                   THE DATE OF THIS PROFILE IS DECEMBER 31, 2001


This profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including sub-advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at: www.principal.com.



Advisors Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) through the Principal Advantage/sm/ Service Agreement.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

FUND INVESTMENT STRATEGIES
The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. For this Fund, the term "emerging market country" means any country that is considered to be an emerging country by the international financial community. The Sub-Advisor focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

Under normal conditions, at least 65% of the Fund's assets are invested in equity securities of the following:
 . companies with their principal place of business or principal office in emerging market countries;
 . companies for which the principal securities trading market is an emerging market country; or
 . companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

SIGNIFICANT RISKS OF INVESTING IN THE FUND
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. A foreign security could also lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


Investments in emerging market countries involve special risks. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative.


The Fund anticipates that its portfolio turnover will typically range from 200% to 300%. Turnover rates in excess of 100% generally result in higher transaction costs and a possible increase in short-term capital gains (or losses).


As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


MANAGER
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Invista Capital Management, LLC ("Invista"), an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Man-ager, was founded in 1985. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2000 were approximately $27.4 billion. Invista's address is 1900 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.


DAY-TO-DAY MANAGEMENT

MICHAEL A. MARUSIAK . Mr. Marusiak joined Invista in 2000, specializing in the international emerging markets sector. Prior to joining Invista, he was an analyst on Trust Company of the West's global fund management team. He also worked with SBC Warburg of London as a research analyst responsible for Eastern Europe, the Middle East and Africa. He earned an MIA in International Finance from the Columbia University School of International and Public Affairs and a BA in Business Administration and Finance from Simon Fraser University of Burnaby, British Columbia.


MICHAEL L. REYNAL . Mr. Reynal joined Invista in 2001, specializing in emerging markets portfolios. Prior to joining Invista, he was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group, Inc. in New York. He also spent four years with Paribas Capital Markets in New York as the head of the equity trading desk, and three years with Barclays do Zoete Weed in London, focusing on Latin American equity trading. Mr. Reynal received an MBA from the Amos Tuck School at Dartmouth College in New Hampshire, a BA/MA in History from Christ's College at Cambridge University in England and a BA in History from Middlebury College in Vermont.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital in securities of emerging market countries. Investors must be able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


                            FUND OPERATING EXPENSES

Management Fees.......................       1.35%
12b-1 Fees............................       0.37
Other Expenses*.......................       0.38
                                        ----------
         Total Fund Operating Expenses       2.10%

* Other Expenses:
  Service Fee.........................       0.25%
  Administrative Service Fee..........       0.13

               QUARTERLY TOTAL RETURNS
The Fund's highest and lowest quarterly returns during the time period covered by the chart at the right were:
  HighestQ4 '0126.64%
  LowestQ3 '01-23.87%

                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 YEAR                              3 YEARS  5 YEARS   10 YEARS
                           ------                              -------  -------   --------
                            $213                                $658    $1,129     $2,431

                           YEAR-BY-YEAR TOTAL RETURNS
The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year.
LOGO

2001    -4.06


    AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDING DECEMBER 31, 2001 This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of mutual funds with similar investment objectives.

                                            1      3      5     10     LIFE OF
                                          YEAR   YEARS  YEARS  YEARS    FUND*
                                          ----   -----  -----  -----   ------
Advisors Select Class...................  -4.06   N/A     N/A   N/A     -4.78
MSCI Emerging Markets Free Index-ID ....  -4.91  2.01   -7.80  0.95
Morningstar Diversified Emerging Markets
Category ...............................  -3.73  4.45   -4.79  0.89
* The Fund's SEC effective date was December 6, 2000.


-5

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            INTERNATIONAL SMALLCAP FUND

                            ADVISORS SELECT CLASS SHARES



                                   THE DATE OF THIS PROFILE IS DECEMBER 31, 2001


This profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including sub-advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at: www.principal.com.


Advisors Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) through the Principal Advantage/sm/ Service Agreement.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

FUND INVESTMENT STRATEGIES
The Fund invests primarily in equity securities of non-U.S. companies with comparatively smaller market capitalizations. Under normal market conditions, the Fund invests at least 65% of its assets in securities of companies having market capitalizations of $1.5 billion or less at the time of purchase.

The Fund invests in securities of:
 . companies with their principal place of business or principal office outside the U.S.;
 . companies for which the principal securities trading market is outside the
  U.S.; and
 . companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Sub-Advisor diversifies the Fund's investments geographically. There is no limitation on the percentage of assets that may be invested in one country or denominated in any one currency. However, under normal market circumstances, the Fund intends to invest at least 65% of its assets in securities of companies of at least three countries.


SIGNIFICANT RISKS OF INVESTING IN THE FUND
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. A foreign security could also lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


MANAGER
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Invista Capital Management, LLC ("Invista"), an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2000 were approximately $27.4 billion. Invista's address is 1900 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.

DAY-TO-DAY MANAGEMENT

BRIAN W. PATTINSON, CFA . Mr. Pattinson is a portfolio manager at Invista. He performs international security analysis and strategy development for the firm's core international equity research effort and also specializes in the information technology and telecommunication sectors. He joined Invista in 1994. Mr. Pattinson earned his MBA and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital in smaller companies outside of the U.S. Investors must be willing to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


                            FUND OPERATING EXPENSES

Management Fees.......................       1.20%
12b-1 Fees............................       0.37
Other Expenses*.......................       0.38
                                        ----------
         Total Fund Operating Expenses       1.95%

* Other Expenses:
  Service Fee.........................       0.25%
  Administrative Service Fee..........       0.13

               QUARTERLY TOTAL RETURNS
The Fund's highest and lowest quarterly returns during the time period covered by the chart at the right were:
  HighestQ4 '0113.70%
  LowestQ3 '01-21.16%

                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 YEAR                              3 YEARS  5 YEARS   10 YEARS
                           ------                              -------  -------   --------
                            $198                                $612    $1,052     $2,275

                           YEAR-BY-YEAR TOTAL RETURNS
The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year.
LOGO

2001    -22.30


    AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDING DECEMBER 31, 2001 This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of mutual funds with similar investment objectives.

                                      1       3      5     10     LIFE OF
                                     YEAR   YEARS  YEARS  YEARS    FUND*
                                     ----   -----  -----  -----   ------
Advisors Select Class.............  -22.30    N/A   N/A    N/A    -20.02
MSCI EAFE Small Cap Index ........  -12.51  -1.07   N/A    N/A
Morningstar Foreign Stock Category  -21.93  -1.67  2.34   6.32
* The Fund's SEC effective date was December 6, 2000.


-5

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            LARGECAP BLEND FUND

                            ADVISORS SELECT CLASS SHARES



                                   THE DATE OF THIS PROFILE IS DECEMBER 31, 2001


This profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including sub-advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at: www.principal.com.


Advisors Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) through the Principal Advantage/sm/ Service Agreement.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

FUND INVESTMENT STRATEGIES
The Fund invests primarily in stocks of large capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase.

In selecting securities for investment, the Sub-Advisor looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, the Sub-Advisor does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


The Sub-Advisor uses a "bottom-up" approach in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on the Sub-Advisor's estimation of forward-looking rates of return.


The Sub-Advisor focuses its stock selections on established companies that it believes have a sustainable competitive advantage. It constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


SIGNIFICANT RISKS OF INVESTING IN THE FUND
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic treads and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because certain of the securities purchased by the Fund present greater opportunities for growth because of high potential earning growth, they may also involve greater risk than securities that do not have the same potential.


As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


MANAGER
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Invista Capital Management, LLC ("Invista"), an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2000 were approximately $27.4 billion. Invista's address is 1900 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.


DAY-TO-DAY MANAGEMENT

SCOTT D. OPSAL, CFA . Mr. Opsal is chief investment officer of Invista and has been with the firm since 1993. He holds an MBA from the University of Minnesota and a BS from Drake University. He has earned the right to use the Chartered Financial Analyst designation.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.


                            FUND OPERATING EXPENSES

Management Fees.......................       0.45%
12b-1 Fees............................       0.37
Other Expenses*.......................       0.38
                                        ----------
         Total Fund Operating Expenses       1.20%

* Other Expenses:
  Service Fee.........................       0.25%
  Administrative Service Fee..........       0.13

               QUARTERLY TOTAL RETURNS
The Fund's highest and lowest quarterly returns during the time period covered by the chart at the right were:
  HighestQ4 '018.23%
  Lowest Q3 '01 -14.06%

                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 YEAR                              3 YEARS  5 YEARS   10 YEARS
                           ------                              -------  -------   --------
                            $122                                $381     $660      $1,455

                           YEAR-BY-YEAR TOTAL RETURNS
The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year.
LOGO

2001    -17.44


    AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDING DECEMBER 31, 2001 This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of mutual funds with similar investment objectives.

                                    1       3      5     10     LIFE OF
                                   YEAR   YEARS  YEARS  YEARS    FUND*
                                   ----   -----  -----  -----   ------
Advisors Select Class...........  -17.44    N/A    N/A    N/A   -17.92
S&P 500 Index ..................  -11.88  -1.03  10.70  12.93
Morningstar Large Blend Category  -13.68  -0.93   8.87  11.31
* The Fund's SEC effective date was December 6, 2000.


-5

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            LARGECAP GROWTH FUND

                            ADVISORS SELECT CLASS SHARES



                                   THE DATE OF THIS PROFILE IS DECEMBER 31, 2001


This profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including sub-advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at: www.principal.com.


Advisors Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) through the Principal Advantage/sm/ Service Agreement.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

FUND INVESTMENT STRATEGIES
The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase.

The Sub-Advisor uses a "bottom-up" approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on the Sub-Advisor's estimation of current and future sales growth and operating margins.


The Sub-Advisor places strong emphasis on companies it believes are guided by high quality management teams with a proven ability to execute. In addition, the Fund attempts to identify and emphasize those companies that are market leaders possessing the ability to control pricing and margins in their respective industries. The Sub-Advisor constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


SIGNIFICANT RISKS OF INVESTING IN THE FUND
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may underperform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund may present greater opportunities for growth because of high potential earnings growth, but may also involve greater risk than securities that do not have the same potential.


As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


MANAGER
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Invista Capital Management, LLC ("Invista"), an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2000 were approximately $27.4 billion. Invista's address is 1900 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.


DAY-TO-DAY MANAGEMENT

MARY SUNDERLAND, CFA . Prior to joining Invista in 1999, Ms. Sunderland managed growth and technology portfolios for Skandia Asset Management for 10 years. Ms. Sunderland holds an MBA in Finance from Columbia University Graduate School of Business and an undergraduate degree from Northwestern University. She has earned the right to use the Chartered Financial Analyst designation.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


                            FUND OPERATING EXPENSES

Management Fees.......................       0.55%
12b-1 Fees............................       0.37
Other Expenses*.......................       0.38
                                        ----------
         Total Fund Operating Expenses       1.30%

* Other Expenses:
  Service Fee.........................       0.25%
  Administrative Service Fee..........       0.13

               QUARTERLY TOTAL RETURNS
The Fund's highest and lowest quarterly returns during the time period covered by the chart at the right were:
  HighestQ4 '0113.49%
  Lowest Q1 '01 -23.45%

                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 YEAR                              3 YEARS  5 YEARS   10 YEARS
                           ------                              -------  -------   --------
                            $132                                $412     $713      $1,568

                           YEAR-BY-YEAR TOTAL RETURNS
The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year.
LOGO

2001    -24.75


    AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDING DECEMBER 31, 2001 This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of mutual funds with similar investment objectives.

                                     1       3      5     10     LIFE OF
                                    YEAR   YEARS  YEARS  YEARS    FUND*
                                    ----   -----  -----  -----   ------
Advisors Select Class............  -24.75    N/A   N/A     N/A   -28.16
Russell 1000 Growth Index .......  -20.42  -6.32  8.27   10.79
Morningstar Large Growth Category  -23.63  -3.14  8.24   10.03
* The Fund's SEC effective date was December 6, 2000.


-5

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            LARGECAP S&P 500 INDEX FUND

                            ADVISORS SELECT CLASS SHARES



                                   THE DATE OF THIS PROFILE IS DECEMBER 31, 2001


This profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including sub-advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at: www.principal.com.


Advisors Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) through the Principal Advantage/sm/ Service Agreement.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

FUND INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's 500/(R)/ Index*. The Sub-Advisor attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P
500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance. The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares.


SIGNIFICANT RISKS OF INVESTING IN THE FUND
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. The Fund's portfolio may be weighted differently from the Index particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the Index is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund may present greater opportunities for growth because of high potential earnings growth, but may also involve greater risk than securities that do not have the same potential.


As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


MANAGER
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Invista Capital Management, LLC ("Invista"), an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2000 were approximately $27.4 billion. Invista's address is 1900 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.


DAY-TO-DAY MANAGEMENT

ROBERT BAUR, PH.D . Dr. Baur joined Invista in 1995 after serving as a professor of finance and economics at Drake University and Grand View College. He received his Bachelor's degree in Mathematics and his Ph.D. in Economics from Iowa State University. Dr. Baur also did post-doctoral studies in finance and economics at the University of Minnesota.


RHONDA VANDERBEEK . Ms. VanderBeek directs trading operations for the Invista index accounts. She joined the Principal Financial Group in 1983 as a trading statistical clerk and moved to Invista in 1992. Ms. VanderBeek has extensive experience trading both domestic and international securities.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the potential for volatile fluctuations in the value of investments and prefer a passive rather than active management style.

* Standard & Poor's/(R)/ and S&P 500/(R)/ are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Principal Life Insurance Company and the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.



                            FUND OPERATING EXPENSES

Management Fees.......................       0.15%
12b-1 Fees............................       0.37
Other Expenses*.......................       0.38
                                        ----------
         Total Fund Operating Expenses       0.90%

* Other Expenses:
  Service Fee.........................       0.25%
  Administrative Service Fee..........       0.13

               QUARTERLY TOTAL RETURNS
The Fund's highest and lowest quarterly returns during the time period covered by the chart at the right were:
  HighestQ4 '0110.29%
  LowestQ3 '01-14.79%

                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 YEAR                              3 YEARS  5 YEARS   10 YEARS
                           ------                              -------  -------   --------
                             $92                                $287     $498      $1,108

                           YEAR-BY-YEAR TOTAL RETURNS
The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year.
LOGO

2001    -12.58


    AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDING DECEMBER 31, 2001 This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of mutual funds with similar investment objectives.

                                    1       3      5     10     LIFE OF
                                   YEAR   YEARS  YEARS  YEARS    FUND*
                                   ----   -----  -----  -----   ------
Advisors Select Class...........  -12.58    N/A    N/A    N/A   -13.71
S&P 500 Index ..................  -11.88  -1.03  10.70  12.93
Morningstar Large Blend Category  -13.68  -0.93   8.87  11.31
* The Fund's SEC effective date was December 6, 2000.


-5

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            LARGECAP VALUE FUND

                            ADVISORS SELECT CLASS SHARES



                                   THE DATE OF THIS PROFILE IS DECEMBER 31, 2001


This profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including sub-advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at: www.principal.com.


Advisors Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) through the Principal Advantage/sm/ Service Agreement.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

FUND INVESTMENT STRATEGIES
The Fund invests primarily in common stocks and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase.

The Fund invests in stocks that, in the opinion of the Sub-Advisor are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/ earning ratios (P/E) and above average dividend yields relative to the overall market. The Fund's investments are selected primarily on a determination that a stock is undervalued, changes in a company's underlying fundamentals, sustainability of fundamental changes and the stock's behavior in the market.


The Sub-Advisor focuses its stock selections on established companies that it believes have a sustainable competitive advantage. It constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over-and /or under-weight sectors and industries differently from the benchmark.


SIGNIFICANT RISKS OF INVESTING IN THE FUND
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may suffer a decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


MANAGER
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Invista Capital Management, LLC ("Invista"), an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2000 were approximately $27.4 billion. Invista's address is 1900 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.


DAY-TO-DAY MANAGEMENT

JOHN PIHLBLAD, CFA . Mr. Pihlblad is director of quantitative portfolio management for Invista. He has over 24 years experience in creating and managing quantitative investment systems. Prior to joining Invista in 2000, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He received his BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.


                            FUND OPERATING EXPENSES

Management Fees.......................       0.45%
12b-1 Fees............................       0.37
Other Expenses*.......................       0.38
                                        ----------
         Total Fund Operating Expenses       1.20%

* Other Expenses:
  Service Fee.........................       0.25%
  Administrative Service Fee..........       0.13

               QUARTERLY TOTAL RETURNS
The Fund's highest and lowest quarterly returns during the time period covered by the chart at the right were:
  HighestQ4 '016.65%
  LowestQ3 '01-11.61%

                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 YEAR                              3 YEARS  5 YEARS   10 YEARS
                           ------                              -------  -------   --------
                            $122                                $381     $660      $1,455

                           YEAR-BY-YEAR TOTAL RETURNS
The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year.
LOGO

2001    -7.80


    AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDING DECEMBER 31, 2001 This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of mutual funds with similar investment objectives.

                                    1      3      5     10     LIFE OF
                                  YEAR   YEARS  YEARS  YEARS    FUND*
                                  ----   -----  -----  -----   ------
Advisors Select Class...........  -7.80   N/A     N/A    N/A    -4.57
Russell 1000 Value Index .......  -5.59  2.74   11.14  14.15
Morningstar Large Value Category  -5.37  2.31    8.84  11.88
* The Fund's SEC effective date was December 6, 2000.


-5

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PRINCIPAL LIFETIME 2010 FUND

                            ADVISORS SELECT CLASS SHARES



                                   THE DATE OF THIS PROFILE IS DECEMBER 31, 2001


This profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including sub-advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at: www.principal.com.


Advisors Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) through the Principal Advantage/sm/ Service Agreement.


FUND OBJECTIVE/GOAL
The Fund seeks a total return consisting of long-term growth of capital and current income.

FUND INVESTMENT STRATEGIES
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds"). The Fund allocates its assets in the underlying funds using an allocation strategy that is intended to give the Fund exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor may add or substitute underlying funds in which the Fund invests.

Currently, approximately 40% of the Fund's assets are invested in equity security underlying funds. The remaining 60% of the Fund's assets are invested in fixed-income security underlying funds. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. SIGNIFICANT RISKS OF INVESTING IN THE FUND
The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, the Sub-Advisor's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition to the general stock market risk, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies.


To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries.


The values of the fixed-income securities in which an underlying Fund may invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political or financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


Because the underlying funds invest in both stocks and bonds, the Fund may underperform stock mutual funds when stocks are in favor and may underperform bond mutual funds when bonds are in favor. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


MANAGER
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Invista Capital Management, LLC ("Invista"), an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2000 were approximately $27.4 billion. Invista's address is 1900 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.


DAY-TO-DAY MANAGEMENT

DIRK LASCHANZKY, CFA . As a portfolio manager at Invista, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Invista in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


DOUGLAS R. RAMSEY, CFA . Mr. Ramsey joined Invista in 1997. As portfolio manager, he provides clients with asset allocation advice and research services covering all major asset classes. Previously, he was a portfolio strategist for Invista's value team with responsibility for equity securities analysis and strategy. Prior to joining Invista, Mr. Ramsey was an equity portfolio manager at Investors Management Group and an equity strategist at SCI Capital Management. He received his MA in Economics from Ohio State University and a BA in Economics and Business Administration at Coe College. He has earned the right to use the Chartered Financial Analyst designation.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors expecting to retire around the year 2010 or fund a cashflow need in the year 2010.

FEES AND EXPENSES
In addition to the total operating expenses shown below, the Fund, as shareholder is the underlying funds, bears its pro rata share of the management fees incurred by each underlying fund. Based on the allocation of Fund assets among the underlying funds as of December 31, 2001, the weighted average management fee of the underlying funds is 0.58%.


                            FUND OPERATING EXPENSES

Management Fees...............   0.1225%
12b-1 Fees....................   0.3700
Other Expenses*...............   0.3800
                                --------
 Total Fund Operating Expenses   0.8725%

* Other Expenses:
  Service Fee.................     0.25%
  Administrative Service Fee..     0.13


                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 YEAR                              3 YEARS  5 YEARS   10 YEARS
                           ------                              -------  -------   --------
                            $147                                $456     $788      $1,727



    AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDING DECEMBER 31, 2001 This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of mutual funds with similar investment objectives.

                                        1       3      5     10     LIFE OF
                                       YEAR   YEARS  YEARS  YEARS    FUND*
                                       ----   -----  -----  -----   ------
Advisors Select Class...............     N/A    N/A    N/A    N/A    0.24
S&P 500 Index ......................  -11.88  -1.03  10.70  12.93
Lehman Brothers Aggregate Bond Index    8.42   6.27   7.43   7.23
Morningstar Domestic Hybrid Category   -4.01   2.21   7.01   8.98
* The Fund's SEC effective date was March 1, 2001.

-5

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PRINCIPAL LIFETIME 2020 FUND

                            ADVISORS SELECT CLASS SHARES



                                   THE DATE OF THIS PROFILE IS DECEMBER 31, 2001


This profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including sub-advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at: www.principal.com.


Advisors Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) through the Principal Advantage/sm/ Service Agreement.


FUND OBJECTIVE/GOAL
The Fund seeks a total return consisting of long-term growth of capital and current income.

FUND INVESTMENT STRATEGIES
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds"). The Fund allocates its assets in the underlying funds using an allocation strategy that is intended to give the Fund exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor may add or substitute underlying funds in which the Fund invests.

Currently, approximately 50% of the Fund's assets are invested in equity security underlying funds. The remaining 50% of the Fund's assets are invested in fixed-income security underlying funds. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years.


SIGNIFICANT RISKS OF INVESTING IN THE FUND
The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, the Sub-Advisor's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition to the general stock market risk, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies.


To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries.


The values of the fixed-income securities in which an underlying Fund may invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political or financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


Because the underlying funds invest in both stocks and bonds, the Fund may underperform stock mutual funds when stocks are in favor and may underperform bond mutual funds when bonds are in favor. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


MANAGER
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Invista Capital Management, LLC ("Invista"), an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2000 were approximately $27.4 billion. Invista's address is 1900 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.


DAY-TO-DAY MANAGEMENT

DIRK LASCHANZKY, CFA . As a portfolio manager at Invista, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Invista in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


DOUGLAS R. RAMSEY, CFA . Mr. Ramsey joined Invista in 1997. As portfolio manager, he provides clients with asset allocation advice and research services covering all major asset classes. Previously, he was a portfolio strategist for Invista's value team with responsibility for equity securities analysis and strategy. Prior to joining Invista, Mr. Ramsey was an equity portfolio manager at Investors Management Group and an equity strategist at SCI Capital Management. He received his MA in Economics from Ohio State University and a BA in Economics and Business Administration at Coe College. He has earned the right to use the Chartered Financial Analyst designation.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors expecting to retire around the year 2020 or fund a cashflow need in the year 2020.

FEES AND EXPENSES
In addition to the total operating expenses shown below, the Fund, as shareholder is the underlying funds, bears its pro rata share of the management fees incurred by each underlying fund. Based on the allocation of Fund assets among the underlying funds as of December 31, 2001, the weighted average management fee of the underlying funds is 0.63%.


                            FUND OPERATING EXPENSES

Management Fees...............   0.1225%
12b-1 Fees....................   0.3700
Other Expenses*...............   0.3800
                                --------
 Total Fund Operating Expenses   0.8725%

* Other Expenses:
  Service Fee.................     0.25%
  Administrative Service Fee..     0.13

                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 YEAR                              3 YEARS  5 YEARS   10 YEARS
                           ------                              -------  -------   --------
                            $152                                $472     $815      $1,782



    AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDING DECEMBER 31, 2001 This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of mutual funds with similar investment objectives.

                                        1       3      5     10     LIFE OF
                                       YEAR   YEARS  YEARS  YEARS    FUND*
                                       ----   -----  -----  -----   ------
Advisors Select Class...............     N/A    N/A    N/A    N/A    0.13
S&P 500 Index ......................  -11.88  -1.03  10.70  12.93
Lehman Brothers Aggregate Bond Index    8.42   6.27   7.43   7.23
Morningstar Domestic Hybrid Category   -4.01   2.21   7.01   8.98
* The Fund's SEC effective date was March 1, 2001.


-5

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PRINCIPAL LIFETIME 2030 FUND

                            ADVISORS SELECT CLASS SHARES



                                   THE DATE OF THIS PROFILE IS DECEMBER 31, 2001


This profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including sub-advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at: www.principal.com.


Advisors Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) through the Principal Advantage/sm/ Service Agreement.


FUND OBJECTIVE/GOAL
The Fund seeks a total return consisting of long-term growth of capital and current income.

FUND INVESTMENT STRATEGIES
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds"). The Fund allocates its assets in the underlying funds using an allocation strategy that is intended to give the Fund exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor may add or substitute underlying funds in which the Fund invests.

Currently, approximately 60% of the Fund's assets are invested in equity security underlying funds. The remaining 40% of the Fund's assets are invested in fixed-income security underlying funds. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years.


SIGNIFICANT RISKS OF INVESTING IN THE FUND
The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, the Sub-Advisor's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition to the general stock market risk, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies.


To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries.


The values of the fixed-income securities in which an underlying Fund may invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political or financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


Because the underlying funds invest in both stocks and bonds, the Fund may underperform stock mutual funds when stocks are in favor and may underperform bond mutual funds when bonds are in favor. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


MANAGER
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Invista Capital Management, LLC ("Invista"), an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2000 were approximately $27.4 billion. Invista's address is 1900 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.


DAY-TO-DAY MANAGEMENT

DIRK LASCHANZKY, CFA . As a portfolio manager at Invista, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Invista in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


DOUGLAS R. RAMSEY, CFA . Mr. Ramsey joined Invista in 1997. As portfolio manager, he provides clients with asset allocation advice and research services covering all major asset classes. Previously, he was a portfolio strategist for Invista's value team with responsibility for equity securities analysis and strategy. Prior to joining Invista, Mr. Ramsey was an equity portfolio manager at Investors Management Group and an equity strategist at SCI Capital Management. He received his MA in Economics from Ohio State University and a BA in Economics and Business Administration at Coe College. He has earned the right to use the Chartered Financial Analyst designation.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors expecting to retire around the year 2030 or fund a cashflow need in the year 2030.

FEES AND EXPENSES
In addition to the total operating expenses shown below, the Fund, as shareholder is the underlying funds, bears its pro rata share of the management fees incurred by each underlying fund. Based on the allocation of Fund assets among the underlying funds as of December 31, 2001, the weighted average management fee of the underlying funds is 0.66%.


                            FUND OPERATING EXPENSES

Management Fees...............   0.1225%
12b-1 Fees....................   0.3700
Other Expenses*...............   0.3800
                                --------
 Total Fund Operating Expenses   0.8725%
* Other Expenses:
  Service Fee.................     0.25%
  Administrative Service Fee..     0.13

                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 YEAR                              3 YEARS  5 YEARS   10 YEARS
                           ------                              -------  -------   --------
                            $154                                $478     $825      $1,804



    AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDING DECEMBER 31, 2001 This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of mutual funds with similar investment objectives.

                                        1       3      5     10     LIFE OF
                                       YEAR   YEARS  YEARS  YEARS    FUND*
                                       ----   -----  -----  -----   ------
Advisors Select Class...............     N/A    N/A    N/A    N/A    -0.90
S&P 500 Index ......................  -11.88  -1.03  10.70  12.93
Lehman Brothers Aggregate Bond Index    8.42   6.27   7.43   7.23
Morningstar Domestic Hybrid Category   -4.01   2.21   7.01   8.98
* The Fund's SEC effective date was March 1, 2001.


-5

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PRINCIPAL LIFETIME 2040 FUND

                            ADVISORS SELECT CLASS SHARES



                                   THE DATE OF THIS PROFILE IS DECEMBER 31, 2001


This profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including sub-advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at: www.principal.com.


Advisors Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) through the Principal Advantage/sm/ Service Agreement.


FUND OBJECTIVE/GOAL
The Fund seeks a total return consisting of long-term growth of capital and current income.

FUND INVESTMENT STRATEGIES
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds"). The Fund allocates its assets in the underlying funds using an allocation strategy that is intended to give the Fund exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor may add or substitute underlying funds in which the Fund invests.

Currently, approximately 70% of the Fund's assets are invested in equity security underlying funds. The remaining 30% of the Fund's assets are invested in fixed-income security underlying funds. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years.


SIGNIFICANT RISKS OF INVESTING IN THE FUND
The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, the Sub-Advisor's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition to the general stock market risk, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies.


To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries.


The values of the fixed-income securities in which an underlying Fund may invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political or financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


Because the underlying funds invest in both stocks and bonds, the Fund may underperform stock mutual funds when stocks are in favor and may underperform bond mutual funds when bonds are in favor. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


MANAGER
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Invista Capital Management, LLC ("Invista"), an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2000 were approximately $27.4 billion. Invista's address is 1900 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.


DAY-TO-DAY MANAGEMENT

DIRK LASCHANZKY, CFA . As a portfolio manager at Invista, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Invista in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


DOUGLAS R. RAMSEY, CFA . Mr. Ramsey joined Invista in 1997. As portfolio manager, he provides clients with asset allocation advice and research services covering all major asset classes. Previously, he was a portfolio strategist for Invista's value team with responsibility for equity securities analysis and strategy. Prior to joining Invista, Mr. Ramsey was an equity portfolio manager at Investors Management Group and an equity strategist at SCI Capital Management. He received his MA in Economics from Ohio State University and a BA in Economics and Business Administration at Coe College. He has earned the right to use the Chartered Financial Analyst designation.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors expecting to retire around the year 2040 or fund a cashflow need in the year 2040.

FEES AND EXPENSES
In addition to the total operating expenses shown below, the Fund, as shareholder is the underlying funds, bears its pro rata share of the management fees incurred by each underlying fund. Based on the allocation of Fund assets among the underlying funds as of December 31, 2001, the weighted average management fee of the underlying funds is 0.69%.


                            FUND OPERATING EXPENSES

Management Fees...............   0.1225%
12b-1 Fees....................   0.3700
Other Expenses*...............   0.3800
                                --------
 Total Fund Operating Expenses   0.8725%

* Other Expenses:
  Service Fee.................     0.25%
  Administrative Service Fee..     0.13

                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 YEAR                              3 YEARS  5 YEARS   10 YEARS
                           ------                              -------  -------   --------
                            $157                                $487     $841      $1,837



    AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDING DECEMBER 31, 2001 This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of mutual funds with similar investment objectives.

                                        1       3      5     10     LIFE OF
                                       YEAR   YEARS  YEARS  YEARS    FUND*
                                       ----   -----  -----  -----   ------
Advisors Select Class...............     N/A    N/A    N/A    N/A    0.96
S&P 500 Index ......................  -11.88  -1.03  10.70  12.93
Lehman Brothers Aggregate Bond Index    8.42   6.27   7.43   7.23
Morningstar Domestic Hybrid Category   -4.01   2.21   7.01   8.98
* The Fund's SEC effective date was March 1, 2001.


-5

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PRINCIPAL LIFETIME 2050 FUND

                            ADVISORS SELECT CLASS SHARES



                                   THE DATE OF THIS PROFILE IS DECEMBER 31, 2001


This profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including sub-advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at: www.principal.com.


Advisors Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) through the Principal Advantage/sm/ Service Agreement.


FUND OBJECTIVE/GOAL
The Fund seeks a total return consisting of long-term growth of capital and current income.

FUND INVESTMENT STRATEGIES
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds"). The Fund allocates its assets in the underlying funds using an allocation strategy that is intended to give the Fund exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor may add or substitute underlying funds in which the Fund invests.

Currently, approximately 80% of the Fund's assets are invested in equity security underlying funds. The remaining 20% of the Fund's assets are invested in fixed-income security underlying funds. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years.


SIGNIFICANT RISKS OF INVESTING IN THE FUND
The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, the Sub-Advisor's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition to the general stock market risk, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies.


To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries.


The values of the fixed-income securities in which an underlying Fund may invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political or financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


Because the underlying funds invest in both stocks and bonds, the Fund may underperform stock mutual funds when stocks are in favor and may underperform bond mutual funds when bonds are in favor. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


MANAGER
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Invista Capital Management, LLC ("Invista"), an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2000 were approximately $27.4 billion. Invista's address is 1900 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.


DAY-TO-DAY MANAGEMENT

DIRK LASCHANZKY, CFA . As a portfolio manager at Invista, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Invista in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


DOUGLAS R. RAMSEY, CFA . Mr. Ramsey joined Invista in 1997. As portfolio manager, he provides clients with asset allocation advice and research services covering all major asset classes. Previously, he was a portfolio strategist for Invista's value team with responsibility for equity securities analysis and strategy. Prior to joining Invista, Mr. Ramsey was an equity portfolio manager at Investors Management Group and an equity strategist at SCI Capital Management. He received his MA in Economics from Ohio State University and a BA in Economics and Business Administration at Coe College. He has earned the right to use the Chartered Financial Analyst designation.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors expecting to retire around the year 2050 or fund a cashflow need in the year 2050.

FEES AND EXPENSES
In addition to the total operating expenses shown below, the Fund, as shareholder is the underlying funds, bears its pro rata share of the management fees incurred by each underlying fund. Based on the allocation of Fund assets among the underlying funds as of December 31, 2001, the weighted average management fee of the underlying funds is 0.73%.


                            FUND OPERATING EXPENSES*

Management Fees...............   0.1225%
12b-1 Fees....................   0.3700
Other Expenses*...............   0.3800
                                --------
 Total Fund Operating Expenses   0.8725%

* Other Expenses:
  Service Fee.................     0.25%
  Administrative Service Fee..     0.13

                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 YEAR                              3 YEARS  5 YEARS   10 YEARS
                           ------                              -------  -------   --------
                            $160                                $496     $856      $1,870



    AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDING DECEMBER 31, 2001 This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of mutual funds with similar investment objectives.

                                        1       3      5     10     LIFE OF
                                       YEAR   YEARS  YEARS  YEARS    FUND*
                                       ----   -----  -----  -----   ------
Advisors Select Class...............     N/A    N/A    N/A    N/A    -1.65
S&P 500 Index ......................  -11.88  -1.03  10.70  12.93
Lehman Brothers Aggregate Bond Index    8.42   6.27   7.43   7.23
Morningstar Large Blend Category ...  -13.68  -0.93   8.87  11.31
* The Fund's SEC effective date was March 1, 2001.


-5

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PRINCIPAL LIFETIME STRATEGIC INCOME FUND

                            ADVISORS SELECT CLASS SHARES



                                   THE DATE OF THIS PROFILE IS DECEMBER 31, 2001


This profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including sub-advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at: www.principal.com.


Advisors Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) through the Principal Advantage/sm/ Service Agreement.


FUND OBJECTIVE/GOAL
The Fund seeks high current income.

FUND INVESTMENT STRATEGIES
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds"). The Fund allocates its assets in the underlying funds using an allocation strategy that is intended to give the Fund exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor may add or substitute underlying funds in which the Fund invests.

Currently, approximately 25% of the Fund's assets are invested in equity security underlying funds and 75% in fixed-income security underlying funds. In deciding how to allocate the Fund's assets among the underlying funds, the Sub-Advisor considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


SIGNIFICANT RISKS OF INVESTING IN THE FUND
The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to moderate the Fund's overall price swings. However, the Fund share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition the Sub-Advisor's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition to the general stock market risk, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which the underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political or financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


MANAGER
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Invista Capital Management, LLC ("Invista"), an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2000 were approximately $27.4 billion. Invista's address is 1900 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.


DAY-TO-DAY MANAGEMENT

DIRK LASCHANZKY, CFA . As a portfolio manager at Invista, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Invista in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


DOUGLAS R. RAMSEY, CFA . Mr. Ramsey joined Invista in 1997. As portfolio manager, he provides clients with asset allocation advice and research services covering all major asset classes. Previously, he was a portfolio strategist for Invista's value team with responsibility for equity securities analysis and strategy. Prior to joining Invista, Mr. Ramsey was an equity portfolio manager at Investors Management Group and an equity strategist at SCI Capital Management. He received his MA in Economics from Ohio State University and a BA in Economics and Business Administration at Coe College. He has earned the right to use the Chartered Financial Analyst designation.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors in retirement.

FEES AND EXPENSES
In addition to the total operating expenses shown below, the Fund, as shareholder is the underlying funds, bears its pro rata share of the management fees incurred by each underlying fund. Based on the allocation of Fund assets among the underlying funds as of December 31, 2001, the weighted average management fee of the underlying funds is 0.54%.


                            FUND OPERATING EXPENSES

Management Fees...............   0.1225%
12b-1 Fees....................   0.3700
Other Expenses*...............   0.3800
                                --------
 Total Fund Operating Expenses   0.8725%

* Other Expenses:
  Service Fee.................     0.25%
  Administrative Service Fee..     0.13

                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 YEAR                              3 YEARS  5 YEARS   10 YEARS
                           ------                              -------  -------   --------
                            $143                                $444     $767      $1,682



    AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDING DECEMBER 31, 2001 This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of mutual funds with similar investment objectives.

                                        1       3      5     10     LIFE OF
                                       YEAR   YEARS  YEARS  YEARS    FUND*
                                       ----   -----  -----  -----   ------
Advisors Select Class...............     N/A    N/A    N/A    N/A    1.13
S&P 500 Index ......................  -11.88  -1.03  10.70  12.93
Lehman Brothers Aggregate Bond Index    8.42   6.27   7.43   7.23
Morningstar Domestic Hybrid Category   -4.01   2.21   7.01   8.98
* The Fund's SEC effective date was March 1, 2001.


-5

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            MIDCAP BLEND FUND

                            ADVISORS SELECT CLASS SHARES



                                   THE DATE OF THIS PROFILE IS DECEMBER 31, 2001


This profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including sub-advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at: www.principal.com.


Advisors Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) through the Principal Advantage/sm/ Service Agreement.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

FUND INVESTMENT STRATEGIES
The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase.

In selecting securities for investment, the Sub-Advisor looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, the Sub-Advisor does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


The Sub-Advisor uses a bottom-up approach in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on the Sub-Advisor's estimation of forward-looking rates of return.


The Sub-Advisor focuses its stock selection on companies it believes have sustainable competitive advantages and constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


SIGNIFICANT RISKS OF INVESTING IN THE FUND
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


MANAGER
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Invista Capital Management, LLC ("Invista"), an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2000 were approximately $27.4 billion. Invista's address is 1900 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.


DAY-TO-DAY MANAGEMENT

K. WILLIAM NOLIN, CFA . Mr. Nolin has managed the domestic mid-cap equity portfolios since 1999. His expertise is grounded in the telecommunications, media & entertainment, lodging and consumer non-durables sectors. Mr. Nolin joined the Principal Financial Group in 1993 as an investment credit analyst. He earned his MBA from the Yale School of Management and his Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the potential for short-term fluctuations in the value of investments.


                            FUND OPERATING EXPENSES

Management Fees.......................       0.65%
12b-1 Fees............................       0.37
Other Expenses*.......................       0.38
                                        ----------
         Total Fund Operating Expenses       1.40%

* Other Expenses:
  Service Fee.........................       0.25%
  Administrative Service Fee..........       0.13

               QUARTERLY TOTAL RETURNS
The Fund's highest and lowest quarterly returns during the time period covered by the chart at the right were:
  HighestQ4 '019.23%
  Lowest Q3 '01 -10.69%

                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 YEAR                              3 YEARS  5 YEARS   10 YEARS
                           ------                              -------  -------   --------
                            $143                                $443     $766      $1,680

                           YEAR-BY-YEAR TOTAL RETURNS
The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year.
LOGO

2001    -3.93


    AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDING DECEMBER 31, 2001 This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of mutual funds with similar investment objectives.

                                      1      3      5     10     LIFE OF
                                    YEAR   YEARS  YEARS  YEARS    FUND*
                                    ----   -----  -----  -----   ------
Advisors Select Class.............  -3.93    N/A    N/A    N/A    0.12
S&P MidCap 400 Index .............  -0.60  10.24  16.11  15.01
Morningstar Mid-Cap Blend Category  -4.96   5.54   9.62  12.26
* The Fund's SEC effective date was December 6, 2000.


-5

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            MIDCAP GROWTH FUND

                            ADVISORS SELECT CLASS SHARES



                                   THE DATE OF THIS PROFILE IS DECEMBER 31, 2001


This profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including sub-advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at: www.principal.com.


Advisors Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) through the Principal Advantage/sm/ Service Agreement.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

FUND INVESTMENT STRATEGIES
The Fund invests primarily in common stocks of medium capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase.

The Sub-Advisor, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on the Sub-Advisor's assessment of current and future sales growth and operating margins.


The Sub-Advisor focuses its stock selection on companies it believes have sustainable competitive advantages and reasonable stock prices. It then constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


SIGNIFICANT RISKS OF INVESTING IN THE FUND
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


MANAGER
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Invista Capital Management, LLC ("Invista"), an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2000 were approximately $27.4 billion. Invista's address is 1900 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.


DAY-TO-DAY MANAGEMENT

JOHN F. MCCLAIN . Mr. McClain is a portfolio manager for small-cap and medium-cap growth portfolio management and strategy. He joined Invista in 1990. Previously, he was an investment executive with Paine Webber. He earned an MBA from Indiana University and a BBA in Economics from the University of Iowa.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


                            FUND OPERATING EXPENSES

Management Fees.......................       0.65%
12b-1 Fees............................       0.37
Other Expenses*.......................       0.38
                                        ----------
         Total Fund Operating Expenses       1.40%

* Other Expenses:
  Service Fee.........................       0.25%
  Administrative Service Fee..........       0.13

               QUARTERLY TOTAL RETURNS
The Fund's highest and lowest quarterly returns during the time period covered by the chart at the right were:
  HighestQ4 '0135.32%
  Lowest Q3 '01 -36.54%

                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 YEAR                              3 YEARS  5 YEARS   10 YEARS
                           ------                              -------  -------   --------
                            $143                                $443     $766      $1,680

                           YEAR-BY-YEAR TOTAL RETURNS
The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year.
LOGO

2001    -25.40


    AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDING DECEMBER 31, 2001 This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of mutual funds with similar investment objectives.

                                       1       3      5     10     LIFE OF
                                      YEAR   YEARS  YEARS  YEARS    FUND*
                                      ----   -----  -----  -----   ------
Advisors Select Class..............  -25.40   N/A    N/A     N/A   -26.66
Russell Midcap Growth Index .......  -20.16  2.16   9.02   11.11
Morningstar Mid-Cap Growth Category  -21.28  5.09   8.44   10.30
* The Fund's SEC effective date was December 6, 2000.


-5

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            MIDCAP S&P 400 INDEX FUND

                            ADVISORS SELECT CLASS SHARES



                                   THE DATE OF THIS PROFILE IS DECEMBER 31, 2001


This profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including sub-advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at: www.principal.com.


Advisors Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) through the Principal Advantage/sm/ Service Agreement.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

FUND INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's MidCap 400/(R)/ Index*. The Sub-Advisor attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P MidCap 400. The S&P MidCap 400 is an unmanaged index of 400 common stocks of medium sized U.S. (and some Canadian) companies.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance. The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares.


SIGNIFICANT RISKS OF INVESTING IN THE FUND
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P MidCap 400 stocks. The Fund's portfolio may be weighted differently from the Index particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the Index is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may be lower or higher than that of other types of funds.


As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


MANAGER
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Invista Capital Management, LLC ("Invista"), an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2000 were approximately $27.4 billion. Invista's address is 1900 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.

DAY-TO-DAY MANAGEMENT

ROBERT BAUR, PH.D . Dr. Baur joined Invista in 1995 after serving as a professor of finance and economics at Drake University and Grand View College. He received his Bachelor's degree in Mathematics and his Ph.D. in Economics from Iowa State University. Dr. Baur also did post-doctoral studies in finance and economics at the University of Minnesota.


RHONDA VANDERBEEK . Ms. VanderBeek directs trading operations for the Invista index accounts. She joined the Principal Financial Group in 1983 as a trading statistical clerk and moved to Invista in 1992. Ms. VanderBeek has extensive experience trading both domestic and international securities.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the potential for volatile fluctuations in the value of investments and prefer a passive rather than active management style.

* Standard & Poor's/(R)/ and S&P MidCap 400/(R)/ are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Principal Life Insurance Company and the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.



                            FUND OPERATING EXPENSES

Management Fees.......................       0.15%
12b-1 Fees............................       0.37
Other Expenses*.......................       0.38
                                        ----------
         Total Fund Operating Expenses       0.90%

* Other Expenses:
  Service Fee.........................       0.25%
  Administrative Service Fee..........       0.13

               QUARTERLY TOTAL RETURNS
The Fund's highest and lowest quarterly returns during the time period covered by the chart at the right were:
  HighestQ4 '0117.52%
  LowestQ3 '01-16.60%

                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 YEAR                              3 YEARS  5 YEARS   10 YEARS
                           ------                              -------  -------   --------
                             $92                                $287     $498      $1,108

                           YEAR-BY-YEAR TOTAL RETURNS
The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year.
LOGO

2001    -1.53


    AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDING DECEMBER 31, 2001 This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of mutual funds with similar investment objectives.

                                      1      3      5     10     LIFE OF
                                    YEAR   YEARS  YEARS  YEARS    FUND*
                                    ----   -----  -----  -----   ------
Advisors Select Class.............  -1.53    N/A    N/A    N/A    1.60
S&P MidCap 400 Index .............  -0.60  10.24  16.11  15.01
Morningstar Mid-Cap Blend Category  -4.96   5.54   9.62  12.26
* The Fund's SEC effective date was December 6, 2000.


-5

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            MIDCAP VALUE FUND

                            ADVISORS SELECT CLASS SHARES



                                   THE DATE OF THIS PROFILE IS DECEMBER 31, 2001


This profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including sub-advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at: www.principal.com.


Advisors Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) through the Principal Advantage/sm/ Service Agreement.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

FUND INVESTMENT STRATEGIES
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, are undervalued in the marketplace at the time of purchase. This value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. Value stocks are often characterized by below average price/earnings ratios (P/ E) and above average dividend yields. The Fund's investments are selected primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends.


The Sub-Advisor focuses its stock selection on companies it believes have sustainable competitive advantages and constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


SIGNIFICANT RISKS OF INVESTING IN THE FUND
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


MANAGER
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Invista Capital Management, LLC ("Invista"), an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2000 were approximately $27.4 billion. Invista's address is 1900 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.


DAY-TO-DAY MANAGEMENT

CATHERINE A. ZAHARIS, CFA . Ms. Zaharis directs portfolio management for the Invista value team and leads the value research group. She joined Invista in 1985. Ms. Zaharis received her MBA from Drake University and her BBA in Finance from the University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.


                            FUND OPERATING EXPENSES

Management Fees.......................       0.65%
12b-1 Fees............................       0.37
Other Expenses*.......................       0.38
                                        ----------
         Total Fund Operating Expenses       1.40%

* Other Expenses:
  Service Fee.........................       0.25%
  Administrative Service Fee..........       0.13

               QUARTERLY TOTAL RETURNS
The Fund's highest and lowest quarterly returns during the time period covered by the chart at the right were:
  HighestQ4 '0111.03%
  Lowest Q3 '01 -10.99%

                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 YEAR                              3 YEARS  5 YEARS   10 YEARS
                           ------                              -------  -------   --------
                            $143                                $443     $766      $1,680

                           YEAR-BY-YEAR TOTAL RETURNS
The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year.
LOGO

2001    2.72


    AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDING DECEMBER 31, 2001 This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of mutual funds with similar investment objectives.

                                     1      3      5     10     LIFE OF
                                    YEAR  YEARS  YEARS  YEARS    FUND*
                                    ----  -----  -----  -----   ------
Advisors Select Class.............  2.72    N/A    N/A    N/A    7.80
Russell Midcap Value Index .......  2.34   6.81  11.46  14.41
Morningstar Mid-Cap Value Category  6.40  10.30  11.68  13.81
* The Fund's SEC effective date was December 6, 2000.


-5

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            MONEY MARKET FUND

                            ADVISORS SELECT CLASS SHARES



                                   THE DATE OF THIS PROFILE IS DECEMBER 31, 2001


This profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including sub-advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at: www.principal.com.


Advisors Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) through the Principal Advantage/sm/ Service Agreement.


FUND OBJECTIVE/GOAL
The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

FUND INVESTMENT STRATEGIES
The Fund invests its assets in a portfolio of high quality, short-term money market instruments. In the opinion of the Sub-Advisor, the securities selected present minimal credit risks. Securities in which the Fund invests include:
 . securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
 . bank obligations;
 . commercial paper; and
 . corporate debt which at the time of purchase by the Fund has 397 days or less remaining until maturity.

SIGNIFICANT RISKS OF INVESTING IN THE FUND
As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MANAGER
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Capital Income Investors, LLC ("Principal Capital - II"), an indirect wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2000 were approximately $33.2 billion. Principal Capital - II's address is 801 Grand Ave., Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

MICHAEL R. JOHNSON . Mr. Johnson directs securities trading for Principal Capital - II. He joined the Principal Financial Group in 1982 and took his current position in 1994. His responsibilities include managing the fixed-income trading operation for Principal Capital - II and several short-term money market accounts. Mr. Johnson earned his Bachelor's degree in Finance from Iowa State University.


ALICE ROBERTSON . Ms. Robertson is a trader for Principal Capital - II on the corporate fixed-income trading desk. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master's degree in Finance and Marketing from DePaul University and her Bachelor's degree in Economics from Northwestern University.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking monthly dividends without incurring much principal risk.


                            FUND OPERATING EXPENSES

Management Fees...............   0.40%
12b-1 Fees....................   0.37
Other Expenses*...............   0.38
                                ------
 Total Fund Operating Expenses   1.15%

* Other Expenses:
  Service Fee.................   0.25%
  Administrative Service Fee..   0.13

                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 YEAR                              3 YEARS  5 YEARS   10 YEARS
                           ------                              -------  -------   --------
                            $117                                $365     $633      $1,398

                           YEAR-BY-YEAR TOTAL RETURNS
The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year.
LOGO

2001    3.28


    AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDING DECEMBER 31, 2001 This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of mutual funds with similar investment objectives.

                                   1      3      5     10     LIFE OF
                                  YEAR  YEARS  YEARS  YEARS    FUND*
                                  ----  -----  -----  -----   ------
Advisors Select Class...........  3.28   N/A    N/A    N/A     3.44
* The Fund's SEC effective date was December 6, 2000.


-5

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PACIFIC BASIN FUND

                            ADVISORS SELECT CLASS SHARES



                                   THE DATE OF THIS PROFILE IS DECEMBER 31, 2001


This profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including sub-advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at: www.principal.com.


Advisors Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) through the Principal Advantage/sm/ Service Agreement.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

FUND INVESTMENT STRATEGIES
The Fund invests primarily in equity securities of issuers located in the Pacific Basin region, including Japan. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. Under normal market conditions, the Fund invests at least 65% of its assets in such securities. The Fund's investments are generally diversified among securities of issuers of several Pacific Basin countries. These include securities of:
 . companies organized under the laws of Pacific Basin countries;
 . companies for which the principal securities trading market is in a Pacific
  Basin country; and
 . companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made in Pacific Basin countries.

The global equity investment philosophy of the Sub-Advisor is to enhance investment returns through:
 . rigorous proprietary stock research which enables their analysts to understand the:
  . quality of the company;
  . nature of its management;
  . nature of its industry competition; and . business valuation - the true "business value" of the company;
 . maintaining global coverage within the universe of investment choices; and . maintaining a medium-term focus.
As a result, the Fund's portfolio reflects the opportunities presented by misplaced companies that offer the potential for strong, long-term investment returns with an acceptable level of investment risk.

SIGNIFICANT RISKS OF INVESTING IN THE FUND
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. A foreign security could also lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

To the extent that the assets of the Fund are concentrated in securities of issuers in Japan, the value of the shares of the Fund may be more susceptible to a single economic, political or regulatory occurrence than shares of a Fund less concentrated in a single country.


Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative.


The Fund anticipates that its portfolio turnover may exceed 100%. Turnover rates in excess of 100% generally result in higher transaction costs and a possible increase in short-term capital gains (or losses).


As with all mutual funds, as the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

MANAGER
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Capital Global Investors Limited, doing business as BT Funds Management, is a member of the Principal Financial Group. Its address is The Chifley Tower, 2 Chifley Square, Sydney 2000 Australia. As of December 31, 2000, BT Funds Management had approximately $22.7 billion under management.


DAY-TO-DAY MANAGEMENT

DEAN CASHMAN . Mr. Cashman is Executive Vice President of BT Funds Management ("BT") and serves as head of Japanese equities. He joined BT in January 1988, initially involved in the liquids and fixed-income group, but moved to the European equity group in 1989 specializing in the Latin Block countries including France, Italy and Spain. He started working on Japanese equities at the end of 1991 and subsequently took over responsibility for the group. Mr. Cashman received a degree in Economics from the University of Queensland.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital in Pacific Basin markets. Investors must be willing to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


                            FUND OPERATING EXPENSES

Management Fees.......................       1.00%
12b-1 Fees............................       0.37
Other Expenses*.......................       0.38
                                        ----------
         Total Fund Operating Expenses       1.75%

* Other Expenses:
  Service Fee.........................       0.25%
  Administrative Service Fee..........       0.13

               QUARTERLY TOTAL RETURNS
The Fund's highest and lowest quarterly returns during the time period covered by the chart at the right were:
  Highest Q2 '01 0.83%
  Lowest Q3 '01 -20.16%

                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 YEAR                              3 YEARS  5 YEARS   10 YEARS
                           ------                              -------  -------   --------
                            $178                                $551     $949      $2,062

                           YEAR-BY-YEAR TOTAL RETURNS
The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year.
LOGO

2001    -26.89


    AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDING DECEMBER 31, 2001 This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of mutual funds with similar investment objectives.

                                           1       3      5     10     LIFE OF
                                          YEAR   YEARS  YEARS  YEARS    FUND*
                                          ----   -----  -----  -----   ------
Advisors Select Class..................  -26.89    N/A    N/A    N/A   -32.43
MSCI Pacific Free Index-ND ............  -25.40  -4.44  -7.80  -2.43
Morningstar Diversified Pacific/Asia
Stock Category.........................  -20.06   0.18  -7.89   1.77
* The Fund's SEC effective date was December 6, 2000.


-5

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PARTNERS LARGECAP BLEND FUND

                            ADVISORS SELECT CLASS SHARES



                                   THE DATE OF THIS PROFILE IS DECEMBER 31, 2001


This profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including sub-advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at: www.principal.com.


Advisors Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) through the Principal Advantage/sm/ Service Agreement.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

FUND INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing primarily in equity securities of companies that the Sub-Advisor believes offer superior growth prospects or whose stock is undervalued. Under normal market conditions, the Fund invests at least 65% of its assets in companies with large market capitalizations.

In selecting securities for investment, the Sub-Advisor looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. The value orientation emphasizes buying stocks at less than their intrinsic investment value and avoiding stocks whose price has been unjustifiably built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Using its own quantitative process, the Sub-Advisor rates the future performance potential of companies and evaluates each company's earnings quality in light of its current valuation to narrow the list of attractive companies. It then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, it selects the most promising companies for the Fund's portfolio.


The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate. Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.


SIGNIFICANT RISKS OF INVESTING IN THE FUND
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to sector risk which is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


MANAGER
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Federated Investment Management Company ("Federated") is a registered investment adviser and a wholly-owned subsidiary of Federated Investors, Inc., which was founded in 1955. Federated is located in the Federated Investors Tower at 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. As of December 31, 2000, Federated managed $140 billion in assets.

DAY-TO-DAY MANAGEMENT

LINDA A. DUESSEL, CFA . Ms. Duessel joined Federated in 1991 and has been a Portfolio Manager since 1995. She became a Senior Vice President of the Federated in January 2000 and served as a Vice President of Federated from 1995 through 1999. Ms. Duessel was a Senior Investment Analyst and an Assistant Vice President of Federated from 1991 through 1995. Ms. Duessel received her MS in Industrial Administration from Carnegie Mellon University. She has earned the right to use the Chartered Financial Analyst designation.


DAVID P. GILMORE . Mr. Gilmore joined Federated in August 1997 as an Investment Analyst. He was promoted to Senior Investment Analyst in July 1999 and became an Assistant Vice President of Federated in July 2000. Mr. Gilmore was a Senior Associate with Coopers & Lybrand from January 1992 to May 1995. He earned his MBA from the University of Virginia and has a BS from Liberty University. He has earned the right to use the Chartered Financial Analyst designation.


J. THOMAS MADDEN, CFA . Mr. Madden joined Federated as a Senior Portfolio Manager in 1977 and has been an Executive Vice President of Federated since 1994. Mr. Madden served as a Senior Vice President of Federated from 1989 to 1993. Mr. Madden received his MBA with a concentration in Finance from the University of Virginia. He has earned the right to use the Chartered Financial Analyst designation.


BERNARD J. PICCHI, CFA . Mr. Picchi joined Federated in 1999 as a Senior Vice President/Director of U.S. Equity Research. From 1994 to 1999, Mr. Picchi was a Managing Director of Lehman Brothers where he initially served as head of the energy sector group. During 1995 and most of 1996, he served as U.S. Director of Stock Research and in September 1996, he was named Growth Stock Strategist. Mr. Picchi holds a BS in foreign service from Georgetown University. He has earned the right to use the Chartered Financial Analyst designation.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.


                            FUND OPERATING EXPENSES

Management Fees.......................       0.75%
12b-1 Fees............................       0.37
Other Expenses*.......................       0.38
                                        ----------
         Total Fund Operating Expenses       1.50%

* Other Expenses:
  Service Fee.........................       0.25%
  Administrative Service Fee..........       0.13

               QUARTERLY TOTAL RETURNS
The Fund's highest and lowest quarterly returns during the time period covered by the chart at the right were:
  HighestQ4 '018.29%
  LowestQ3 '01-11.14%

                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 YEAR                              3 YEARS  5 YEARS   10 YEARS
                           ------                              -------  -------   --------
                            $153                                $474     $818      $1,791

                           YEAR-BY-YEAR TOTAL RETURNS
The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year.
LOGO

2001    -7.90


    AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDING DECEMBER 31, 2001 This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of mutual funds with similar investment objectives.

                                    1       3      5     10     LIFE OF
                                   YEAR   YEARS  YEARS  YEARS    FUND*
                                   ----   -----  -----  -----   ------
Advisors Select Class...........   -7.90    N/A    N/A    N/A    -5.66
S&P 500 Index ..................  -11.88  -1.03  10.70  12.93
Morningstar Large Blend Category  -13.68  -0.93   8.87  11.31
* The Fund's SEC effective date was December 6, 2000.


-5

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PARTNERS LARGECAP GROWTH FUND I

                            ADVISORS SELECT CLASS SHARES



                                   THE DATE OF THIS PROFILE IS DECEMBER 31, 2001


This profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including sub-advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at: www.principal.com.


Advisors Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) through the Principal Advantage/sm/ Service Agreement.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

FUND INVESTMENT STRATEGIES
The Fund invests primarily in stocks of large capitalization companies that exhibit strong or accelerating earnings growth. These companies are generally characterized as "growth" companies. The Sub-Advisor emphasizes individual security selection and may focus the Fund's holdings within the limits permissible for a diversified fund.

The Sub-Advisor follows a flexible investment program in looking for companies with above average capital appreciation potential. The Sub-Advisor focuses on companies with consistent or rising earnings growth records and compelling business strategies. It continually and rigorously studies company developments and closely monitors analysts' expectations to identify issuers that have the potential for positive earnings surprises versus consensus expectations. Valuation is of secondary importance and is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations.


SIGNIFICANT RISKS OF INVESTING IN THE FUND
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may underperform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund may present greater opportunities for growth because of high potential earnings growth, but may also involve greater risk than securities that do not have the same potential.


As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


MANAGER
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Morgan Stanley Asset Management ("Morgan Stanley"), with principal offices at 1221 Avenue of the Americas, New York, NY 10020, provides a broad range of portfolio management services to customers in the U.S. and abroad. As of December 31, 2000, Morgan Stanley, together with its affiliated institutional asset management companies, managed investments totaling approximately $171.7 billion as named fiduciary or fiduciary adviser.


DAY-TO-DAY MANAGEMENT

WILLIAM S. AUSLANDER . Mr. Auslander is a Principal of Morgan Stanley & Co, Incorporated and Morgan Stanley Investment Management Inc. Mr. Auslander joined Morgan Stanley in 1995 as an equity analyst and currently is a portfolio manager in Morgan Stanley's institutional equity group. Prior thereto, he was an equity analyst at Icahn & Co., 1986-1995. He holds a BA in Economics from the University of Wisconsin and an MBA from Columbia University.


PHILIP W. FRIEDMAN . Mr. Friedman is a Manager Director of Morgan Stanley & Co, Incorporated and Morgan Stanley Investment Management Inc. He was a member of Morgan Stanley & Co. Incorporated's equity research team (1990-1995) before becoming Director of North American research (1995-1997). Currently, Mr. Friedman is head of Morgan Stanley's institution equity group. He holds a BA from Rutgers University and an MBA from the J.L. Kellogg School of Management at Northwestern University.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


                            FUND OPERATING EXPENSES

Management Fees.......................       0.75%
12b-1 Fees............................       0.37
Other Expenses*.......................       0.38
                                        ----------
         Total Fund Operating Expenses       1.50%

* Other Expenses:
  Service Fee.........................       0.25%
  Administrative Service Fee..........       0.13

               QUARTERLY TOTAL RETURNS
The Fund's highest and lowest quarterly returns during the time period covered by the chart at the right were:
  HighestQ4 '0112.73%
  Lowest Q1 '01 -18.23%

                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 YEAR                              3 YEARS  5 YEARS   10 YEARS
                           ------                              -------  -------   --------
                            $153                                $474     $818      $1,791

                           YEAR-BY-YEAR TOTAL RETURNS
The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year.
LOGO

2001    -15.07


    AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDING DECEMBER 31, 2001 This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of mutual funds with similar investment objectives.

                                     1       3      5     10     LIFE OF
                                    YEAR   YEARS  YEARS  YEARS    FUND*
                                    ----   -----  -----  -----   ------
Advisors Select Class............  -15.07    N/A    N/A    N/A   -18.85
S&P 500 Index ...................  -11.88  -1.03  10.70  12.93
Morningstar Large Growth Category  -23.63  -3.14   8.24  10.03
* The Fund's SEC effective date was December 6, 2000.


-5

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PARTNERS LARGECAP GROWTH FUND II

                            ADVISORS SELECT CLASS SHARES



                                   THE DATE OF THIS PROFILE IS DECEMBER 31, 2001


This profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including sub-advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at: www.principal.com.


Advisors Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) through the Principal Advantage/sm/ Service Agreement.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

FUND INVESTMENT STRATEGIES
The Fund invests primarily in stocks of large capitalization companies. The Sub-Advisor selects stocks for investment that it believes will increase in value over time using a growth investment strategy it developed. This strategy looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before. The Sub-Advisor's strategy is based on the premise that, over the long-term, the stocks of companies with accelerating earnings and revenues have a greater than average chance to increase in value.

Using its extensive computer database, the Sub-Advisor tracks financial information for thousands of companies. This information is used to help it select or decide to continue to hold the stocks of companies it believes will be able to sustain accelerating growth and to sell stocks of companies whose growth begins to slow down.


Under normal market conditions, the Sub-Advisor intends to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally. When it considers it prudent, it may invest Fund assets in nonleveraged futures and options. Nonleveraged means that the Fund may not invest in futures and options where it would be possible to lose more than the Fund invests. Futures and options can help the Fund's cash assets remain liquid while performing more like stocks.


SIGNIFICANT RISKS OF INVESTING IN THE FUND
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may underperform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund may present greater opportunities for growth because of high potential earning growth, but may also involve greater risk than securities that do not have the same potential.


As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


MANAGER
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

American Century Investment Management, Inc. ("American Century") was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, KS 64111. As of December 31, 2000, American Century managed over $102.7 billion in assets.


DAY-TO-DAY MANAGEMENT

C. KIM GOODWIN . Ms. Goodwin was named Chief Investment Officer for American Century's U. S. growth equities in 2001. Previously she was Co-Chief Investment Officer and Senior Portfolio Manager and has been a member of the team that manages Growth since joining American Century in 1997. Ms. Goodwin is a member of the company's Invest- ment Oversight Committee. Before joining American Century, she served as Senior Vice President and Portfolio Manager at Putnam Investments from 1996 to 1997, and Vice President and Portfolio Manager at Prudential Investments from 1993 to 1996. Ms. Goodwin holds a Bachelor of Arts Degree from Princeton University, an MBA in Finance and a Master's Degree in Public Affairs from the University of Texas.


PRESCOTT LEGARD, CFA . Mr. LeGard is a Portfolio Manager for American Century. Mr. LeGard joined the company in 1999. Before joining the company, he was an Equity Analyst for USAA Investment Management where he analyzed technology companies. He has worked in the investment industry since 1993. Mr. LeGard holds a BA Degree in Economics from DePauw University. He has earned the right to use the Chartered Financial Analyst designation.


GREGORY WOODHAMS, CFA . Mr. Woodhams is a Vice President and Senior Portfolio Manager for American Century. Mr. Woodhams has worked in the financial industry since 1992 and joined American Century in 1997. Previously, he was Vice President and Director of Equity Research at Texas Commerce Bank. Mr. Woodhams holds a Bachelor's Degree in Economics from Rice University and a Master's Degree in Economics from the University of Wisconsin at Madison. He has earned the right to use the Chartered Financial Analyst designation.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


                            FUND OPERATING EXPENSES

Management Fees.......................       1.00%
12b-1 Fees............................       0.37
Other Expenses*.......................       0.38
                                        ----------
         Total Fund Operating Expenses       1.75%
* Other Expenses:
  Service Fee.........................       0.25%
  Administrative Service Fee..........       0.13

               QUARTERLY TOTAL RETURNS
The Fund's highest and lowest quarterly returns during the time period covered by the chart at the right were:
  HighestQ4 '0114.47%
  Lowest Q1 '01 -19.72%

                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 YEAR                              3 YEARS  5 YEARS   10 YEARS
                           ------                              -------  -------   --------
                            $178                                $551     $949      $2,062

                           YEAR-BY-YEAR TOTAL RETURNS
The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year.
LOGO

2001    -18.40


    AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDING DECEMBER 31, 2001 This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of mutual funds with similar investment objectives.

                                     1       3      5     10     LIFE OF
                                    YEAR   YEARS  YEARS  YEARS    FUND*
                                    ----   -----  -----  -----   ------
Advisors Select Class............  -18.40    N/A   N/A     N/A   -21.87
Russell 1000 Growth Index .......  -20.42  -6.32  8.27   10.79
Morningstar Large Growth Category  -23.63  -3.14  8.24   10.03
* The Fund's SEC effective date was December 6, 2000.


-5

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PARTNERS LARGECAP VALUE FUND

                            ADVISORS SELECT CLASS SHARES



                                   THE DATE OF THIS PROFILE IS DECEMBER 31, 2001


This profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including sub-advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at: www.principal.com.


Advisors Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) through the Principal Advantage/sm/ Service Agreement.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

FUND INVESTMENT STRATEGIES
The Fund invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Fund generally invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase.

The Sub-Advisor employs an investment strategy, generally described as "value" investing, that involves seeking securities that:
 . exhibit low financial ratios (particularly stock price-to-book value, but also stock price-to-earnings and stock price-to-cash flow);
 . can be acquired for less than what the Sub-Advisor believes is the issuer's intrinsic value; or
 . appear attractive on a dividend discount model.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to the Sub-Advisor to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that the Sub-Advisor believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For the Sub-Advisor, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.


SIGNIFICANT RISKS OF INVESTING IN THE FUND
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


MANAGER
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Alliance Capital Management L.P. ("Alliance") through its Bernstein Investment Research and Management unit ("Bernstein"). As of December 31, 2000, Alliance managed $454 billion in assets. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.


DAY-TO-DAY MANAGEMENT

MARILYN G. FEDAK . Ms. Fedak was named chief investment officer and chairman of the U.S. Equity Investment Policy Group, and was also elected to the Board of Directors, in 1993. She had previously served as a senior portfolio manager since joining the firm in 1984. Ms. Fedak is a member of the Small-Capitalization, International, Global, Global Balanced, Canadian Equity and Advanced Value Investment Policy Groups, and the Private Client Investment Group. From 1972 to 1983, she was a portfolio manager and research analyst at Morgan Guaranty Trust Company. She earned a BA from Smith College in 1968 and an MBA from Harvard University in 1972, and is a Chartered Financial Analyst.


STEVEN PISARKIEWICZ . Mr. Pisarkiewicz, Chief Investment Officer, Structured Equity Services Senior Portfolio Manager, joined the firm as a managing director of financial advisors in 1989. In 1992, he was named managing director of Institutional Services; in 1997, he was named senior portfolio manager for U.S. equities and became a member of the U.S. Equity Investment Policy Group. In late 1998, he assumed his current role as chief investment officer for Structured Equity Services. Prior to joining Bernstein, he was a vice president and senior consultant with SEI Corporation from 1983 to 1989, and a director of strategic planning for Emerson Electric Company from 1979 to 1983. Mr. Pisarkiewicz earned a BS from the University of Missouri in 1972 and an MBA in 1979 from the University of California at Berkeley.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.


                            FUND OPERATING EXPENSES

Management Fees.......................       0.80%
12b-1 Fees............................       0.37
Other Expenses*.......................       0.38
                                        ----------
         Total Fund Operating Expenses       1.55%

* Other Expenses:
  Service Fee.........................       0.25%
  Administrative Service Fee..........       0.13

               QUARTERLY TOTAL RETURNS
The Fund's highest and lowest quarterly returns during the time period covered by the chart at the right were:
  HighestQ4 '017.88%
  Lowest Q3 '01 -7.30%

                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 YEAR                              3 YEARS  5 YEARS   10 YEARS
                           ------                              -------  -------   --------
                            $158                                $490     $845      $1,845

                           YEAR-BY-YEAR TOTAL RETURNS
The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year.
LOGO

2001    4.96


    AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDING DECEMBER 31, 2001 This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of mutual funds with similar investment objectives.

                                    1      3      5     10     LIFE OF
                                  YEAR   YEARS  YEARS  YEARS    FUND*
                                  ----   -----  -----  -----   ------
Advisors Select Class...........   4.96   N/A     N/A    N/A    9.38
Russell 1000 Value Index .......  -5.59  2.74   11.14  14.15
Morningstar Large Value Category  -5.37  2.31    8.84  11.88
* The Fund's SEC effective date was December 6, 2000.


-5

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PARTNERS MIDCAP BLEND FUND

                            ADVISORS SELECT CLASS SHARES



                                   THE DATE OF THIS PROFILE IS DECEMBER 31, 2001


This profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including sub-advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at: www.principal.com.


Advisors Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) through the Principal Advantage/sm/ Service Agreement.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

FUND INVESTMENT STRATEGIES
The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. The Sub-Advisor employs a strategy which uses a multi-factor approach to construct portfolios. This approach allows the Sub-Advisor to strike a balance between the valuation of a company's shares and its long-term growth prospects.

The value orientation emphasizes buying stocks at less than their intrinsic investment value and avoiding stocks whose price has been unjustifiably built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. The Sub-Advisor seeks to diversify the Fund's investments across market sectors and to obtain the best values within each sector. Sector weightings normally are kept within 5% of the S&P MidCap 400 Index.


The Sub-Advisor analyzes value securities using a variety of measures, including stock price/earnings and stock price/ book ratios. In determining whether securities should be sold, the Sub-Advisor considers factors such as high valuation relative to other investment opportunities.


The Sub-Advisor focuses on growth stocks that generally have higher growth rates, betas (a measure of price volatility), stock price/earnings ratios and lower yields than the stock market in general as measured by an appropriate market index. Individual companies are chosen based on such factors as potential growth in earnings, quality of management, new products and/or new markets, and research and development capabilities. In determining whether securities should be sold, the Sub-Advisor considers factors such as deteriorating short or long-term earnings growth projections.


SIGNIFICANT RISKS OF INVESTING IN THE FUND
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or limited trading market for their securities.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may fluctuate on a daily basis. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


MANAGER
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Morgan Stanley Asset Management ("Morgan Stanley"), with principal offices at 1221 Avenue of the Americas, New York, NY 10020, provides a broad range of portfolio management services to customers in the U.S. and abroad. As of December 31, 2000, Morgan Stanley, together with its affiliated institutional asset management companies, managed investments totaling approximately $171.7 billion as named fiduciary or fiduciary adviser.


DAY-TO-DAY MANAGEMENT

BRADLEY S. DANIELS . In 1985, Mr. Daniels joined Miller Anderson & Sherrerd, LLP, which was acquired by MSDW Investment Management in 1996, and is a Principal of the firm. Mr. Daniels is a portfolio manager for the Mid and Small Cap Value strategies. He received a BA in Mathematics from the University of Pennsylvania, an MBA from The Wharton School of the University of Pennsylvania, and has earned the right to use the Chartered Financial Analyst designation. He is also a member of the Financial Analysts of Philadelphia.


WILLIAM B. GERLACH, CFA . Managing Director. In 1991, Mr. Gerlach joined Miller Anderson & Sherrerd, LLP. Mr. Gerlach is a Managing Director of the firm. He received a BA from Haverford College. He is a member of the Financial Analysts of Philadelphia and a Chartered Financial Analyst.


VITALY V. KORCHEVSKY, CFA . Mr. Korchevsky joined Morgan Stanley in 2000. He is a Vice President and a member of the Equity Portfolio Management team. Prior to joining Morgan Stanley, he was a portfolio manager at Gardner Lewis Asset Management. He also worked for Crestar Asset Management Company and Regent University Finance Department. He received a BA from Sukhumi University and an MBA from Regent University. He has earned the right to use the Chartered Financial Analyst designation.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the potential for short-term fluctuations in the value of investments.


                            FUND OPERATING EXPENSES

Management Fees...............   1.00%
12b-1 Fees....................   0.37
Other Expenses*...............   0.38
                                ------
 Total Fund Operating Expenses   1.75%

* Other Expenses:
  Service Fee.................   0.25%
  Administrative Service Fee..   0.13

                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 YEAR                              3 YEARS  5 YEARS   10 YEARS
                           ------                              -------  -------   --------
                            $178                                $551     $949      $2,062




    AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDING DECEMBER 31, 2001 This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of mutual funds with similar investment objectives.

                                      1      3      5     10     LIFE OF
                                    YEAR   YEARS  YEARS  YEARS    FUND*
                                    ----   -----  -----  -----   ------
Advisors Select Class.............    N/A    N/A    N/A    N/A    -1.90
S&P MidCap 400 Index .............  -0.60  10.24  16.11  15.01
Morningstar Mid-Cap Blend Category  -4.96   5.54   9.62  12.26
* The Fund's SEC effective date was March 1, 2001.


-5

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PARTNERS MIDCAP GROWTH FUND

                            ADVISORS SELECT CLASS SHARES



                                   THE DATE OF THIS PROFILE IS DECEMBER 31, 2001


This profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including sub-advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at: www.principal.com.


Advisors Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) through the Principal Advantage/sm/ Service Agreement.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

FUND INVESTMENT STRATEGIES
The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 65% of its assets in companies with market capitalizations between $1 billion and $10 billion at the time of purchase.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell MidCap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell MidCap Growth Index.


The Sub-Advisor selects stocks that it believes have strong earnings growth potential. It invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. The Sub-Advisor believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.


Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher taxable distributions and lower performance due to increased brokerage costs.


SIGNIFICANT RISKS OF INVESTING IN THE FUND
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund may present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


MANAGER
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Turner Investment Partners, Inc. ("Turner") was founded in 1990. Its address is 1235 Westlakes Drive, Suite 350, Berwyn, PA 19312. As of March 31,
2001, Turner had discretionary management authority with respect to approximately $8.3 billion in assets.


DAY-TO-DAY MANAGEMENT

CHRISTOPHER K. MCHUGH . Mr. McHugh, Senior Portfolio Manager, joined Turner Investment Partners, Inc. in 1990. He holds a BS in Accounting from Philadel-phia University and an MBA in Finance from St. Joseph's University. He has been in investment management since 1986.


WILLIAM C. MCVAIL . Mr. McVail, Senior Portfolio Manager, joined Turner in 1998. Prior thereto, he was Portfolio Manager at PNC Equity Advisers. He has been in investment management since 1987.


ROBERT E. TURNER, CFA . Mr. Turner, Chairman and Chief Investment Officer, founded Turner in 1990. Prior to 1990, he was Senior Investment Manager with Meridian Investment Company. He has been in investment management since 1981. He has earned the right to use the Chartered Financial Analyst designation.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


                            FUND OPERATING EXPENSES

Management Fees.......................       1.00%
12b-1 Fees............................       0.37
Other Expenses*.......................       0.38
                                        ----------
         Total Fund Operating Expenses       1.75%

* Other Expenses:
  Service Fee.........................       0.25%
  Administrative Service Fee..........       0.13

               QUARTERLY TOTAL RETURNS
The Fund's highest and lowest quarterly returns during the time period covered by the chart at the right were:
  HighestQ4 '0124.92%
  LowestQ3 '01-31.51%

                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 YEAR                              3 YEARS  5 YEARS   10 YEARS
                           ------                              -------  -------   --------
                            $178                                $551     $949      $2,062

                           YEAR-BY-YEAR TOTAL RETURNS
The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year.
LOGO

2001    -28.04


    AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDING DECEMBER 31, 2001 This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of mutual funds with similar investment objectives.

                                       1       3      5     10     LIFE OF
                                      YEAR   YEARS  YEARS  YEARS    FUND*
                                      ----   -----  -----  -----   ------
Advisors Select Class..............  -28.04   N/A    N/A     N/A   -29.53
Russell Midcap Growth Index .......  -20.16  2.16   9.02   11.11
Morningstar Mid-Cap Growth Category  -21.28  5.09   8.44   10.30
* The Fund's SEC effective date was December 6, 2000.


-5

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PARTNERS MIDCAP VALUE FUND

                            ADVISORS SELECT CLASS SHARES



                                   THE DATE OF THIS PROFILE IS DECEMBER 31, 2001


This profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including sub-advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at: www.principal.com.


Advisors Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) through the Principal Advantage/sm/ Service Agreement.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

FUND INVESTMENT STRATEGIES
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Account invests at least 65% of its total assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. The Fund may continue to hold or add to a position in a stock after it has grown beyond $10 billion. Companies may range from the well established and well known to the new and unseasoned.

The stocks are selected using a value oriented investment approach by the Sub-Advisor that identifies value stocks in several ways. Factors it considers in identifying value stocks may include:
 . strong fundamentals, such as a company's financial, operational and competitive positions;
 . consistent cash flow; and
 . a sound earnings record through all phases of the market cycle.

The Sub-Advisor may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news. The Sub-Advisor believes that, over time, securities that are undervalued are more likely to appreciate in price and are subject to less risk of price decline than securities whose market prices have already reached their perceived economic value.


This approach also involves selling portfolio securities when the Sub-Advisor believes they have reached their potential, when the securities fail to perform as expected or when other opportunities appear more attractive. It is anticipated that the annual portfolio turnover rate may be greater than 100%. Turnover rates in excess of 100% generally result in higher transaction costs and may have an adverse impact on Fund performance.


SIGNIFICANT RISKS OF INVESTING IN THE FUND
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


MANAGER
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Neuberger Berman Management Inc. ("Neuberger Berman") is an affiliate of Neuberger Berman, LLC. Neuberger Berman, LLC is located at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. Together with Neuberger Berman, the firms manage more than $55.5 billion in total assets (as of December 31, 2000) and continue an asset management history that began in 1939.


DAY-TO-DAY MANAGEMENT

ROBERT I. GENDELMAN . Portfolio Manager, Neuberger Berman Management Inc., since 1994. Mr. Gendelman holds a BA from the University of Michigan as well as a JD and an MBA from the University of Chicago.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the potential for short-term fluctuations in the value of investments.


                            FUND OPERATING EXPENSES

Management Fees.......................       1.00%
12b-1 Fees............................       0.37
Other Expenses*.......................       0.38
                                        ----------
         Total Fund Operating Expenses       1.75%

* Other Expenses:
  Service Fee.........................       0.25%
  Administrative Service Fee..........       0.13

               QUARTERLY TOTAL RETURNS
The Fund's highest and lowest quarterly returns during the time period covered by the chart at the right were:
  HighestQ4 '0110.01%
  Lowest Q3 '01 -10.56%

                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 YEAR                              3 YEARS  5 YEARS   10 YEARS
                           ------                              -------  -------   --------
                            $178                                $551     $949      $2,062

                           YEAR-BY-YEAR TOTAL RETURNS
The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year.
LOGO

2001    -2.52


    AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDING DECEMBER 31, 2001 This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of mutual funds with similar investment objectives.

                                      1      3      5     10     LIFE OF
                                    YEAR   YEARS  YEARS  YEARS    FUND*
                                    ----   -----  -----  -----   ------
Advisors Select Class.............  -2.52    N/A    N/A    N/A    3.52
Russell Midcap Value Index .......   2.34   6.81  11.46  14.41
Morningstar Mid-Cap Value Category   6.40  10.30  11.68  13.81
* The Fund's SEC effective date was December 6, 2000.


-5

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PARTNERS SMALLCAP GROWTH FUND I

                            ADVISORS SELECT CLASS SHARES



                                   THE DATE OF THIS PROFILE IS DECEMBER 31, 2001


This profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including sub-advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at: www.principal.com.


Advisors Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) through the Principal Advantage/sm/ Service Agreement.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

FUND INVESTMENT STRATEGIES
To pursue its goal, the Fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a stock after it has grown beyond $1.5 billion. The Fund seeks to reduce risk by diversifying among many companies and industries.

The Sub-Advisor takes a growth approach to selecting stocks, looking for new companies that are in the developmental stage as well as older companies that appear poised to grow because of new products, markets or management. Factors in identifying these firms may include financial strength, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.


The Sub-Advisor follows a disciplined selling strategy and may eliminate a stock from the portfolio when it reaches a target price, fails to perform as expected, or appears substantially less desirable than another stock.


Through active trading, the Fund may have a high portfolio turnover rate. High turnover notes which can mean higher taxable distributions and lower performance due to increased brokerage costs.


SIGNIFICANT RISKS OF INVESTING IN THE FUND
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential.


The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


MANAGER
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Neuberger Berman Management Inc. ("Neuberger Berman") is an affiliate of Neuberger Berman, LLC. Neuberger Berman, LLC is located at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. Together with Neuberger Berman, the firms manage more than $55.5 billion in total assets (as of December 31, 2000) and continue an asset management history that began in 1939.


DAY-TO-DAY MANAGEMENT

MICHAEL F. MALOUF . Mr. Malouf is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Malouf joined the firm in 1998. From 1991 to 1998, he was a Portfolio Manager at another firm.


JENNIFER K. SILVER . Ms. Silver is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Ms. Silver has been Director of the Growth Equity Group since 1997 and was an Analyst and a Portfolio Manager at another firm from 1981 to 1997.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


                            FUND OPERATING EXPENSES

Management Fees.......................       1.10%
12b-1 Fees............................       0.37
Other Expenses*.......................       0.38
                                        ----------
         Total Fund Operating Expenses       1.85%

* Other Expenses:
  Service Fee.........................       0.25%
  Administrative Service Fee..........       0.13

               QUARTERLY TOTAL RETURNS
The Fund's highest and lowest quarterly returns during the time period covered by the chart at the right were:
  HighestQ4 '0126.89%
  Lowest Q3 '01 -26.61%

                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 YEAR                              3 YEARS  5 YEARS   10 YEARS
                           ------                              -------  -------   --------
                            $188                                $582    $1,001     $2,169

                           YEAR-BY-YEAR TOTAL RETURNS
The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year.
LOGO

2001    -14.43


    AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDING DECEMBER 31, 2001 This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of mutual funds with similar investment objectives.

                                     1       3      5     10     LIFE OF
                                    YEAR   YEARS  YEARS  YEARS    FUND*
                                    ----   -----  -----  -----   ------
Advisors Select Class............  -14.43   N/A    N/A     N/A   -10.28
Russell 2000 Growth Index .......   -9.23  0.25   2.87    7.19
Morningstar Small Growth Category   -9.02  9.32   8.94   10.89
* The Fund's SEC effective date was December 6, 2000.


-5

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PARTNERS SMALLCAP GROWTH FUND II

                            ADVISORS SELECT CLASS SHARES



                                   THE DATE OF THIS PROFILE IS DECEMBER 31, 2001


This profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including sub-advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at: www.principal.com.


Advisors Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) through the Principal Advantage/sm/ Service Agreement.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

FUND INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing primarily in equity securities of companies offering superior prospects for earnings growth. These companies are generally characterized as "growth" companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with small market capitalization.

Using its own quantitative process, the Sub-Advisor rates the future performance potential of companies. It then evaluates each company's earnings quality in light of their current valuation to narrow the list of attractive companies. The Sub-Advisor then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, it selects the most promising companies for the Fund's portfolio.


Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, the Fund's exposure is limited to each business sector that comprises the S&P 500 Index. The Fund considers its approach aggressive because its strategies with respect to security analysis, market capitalization, and sector allocation, are designed to produce a portfolio of stocks whose long-term growth prospects are significantly above those of the S&P 500 Index. Accordingly, the prices of the stocks held by the Fund may, under certain market conditions, be more volatile than the prices of stocks selected using a less aggressive approach.


The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate. Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.


SIGNIFICANT RISKS OF INVESTING IN THE FUND
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential.


The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


MANAGER
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Federated Investment Management Company ("Federated") is a registered investment adviser and a wholly-owned subsidiary of Federated Investors, Inc., which was founded in 1955. Federated is located in the Federated Investors Tower at 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. As of December 31, 2000, Federated managed $140 billion in assets.


DAY-TO-DAY MANAGEMENT

KEITH J. SABOL, CFA . Mr. Sabol joined Federated in 1994. He has been a Portfolio Manager since 1996 and served as an Assistant Vice President of Federated from 1997 to 1998. He has been a Vice President of Federated since 1998. Mr. Sabol was an Investment Analyst, and then Equity Research Coordinator for Federated from 1994 to 1996. Mr. Sabol earned his MS in Industrial Administration from Carnegie Mellon University. He has earned the right to use the Chartered Financial Analyst designation.


AASH M. SHAH, CFA . Mr. Shah joined Federated in 1993 and has been a Portfolio Manager and a Vice President of Federated since 1997. Mr. Shah was a Portfolio Manager and served as an Assistant Vice President of Federated from 1995 through 1996, and as an Investment Analyst from 1993 to 1995. Mr. Shah received his Masters in Industrial Administration from Carnegie Mellon University with a concentration in Finance and Accounting. He has earned the right to use the Chartered Financial Analyst designation.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


                            FUND OPERATING EXPENSES

Management Fees.......................       1.00%
12b-1 Fees............................       0.37
Other Expenses*.......................       0.38
                                        ----------
         Total Fund Operating Expenses       1.75%

* Other Expenses:
  Service Fee.........................       0.25%
  Administrative Service Fee..........       0.13

               QUARTERLY TOTAL RETURNS
The Fund's highest and lowest quarterly returns during the time period covered by the chart at the right were:
  HighestQ4 '0129.65%
  Lowest Q3 '01 -31.33%

                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 YEAR                              3 YEARS  5 YEARS   10 YEARS
                           ------                              -------  -------   --------
                            $178                                $551     $949      $2,062

                           YEAR-BY-YEAR TOTAL RETURNS
The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year.
LOGO

2001    -20.88


    AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDING DECEMBER 31, 2001 This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of mutual funds with similar investment objectives.

                                       1       3      5     10     LIFE OF
                                      YEAR   YEARS  YEARS  YEARS    FUND*
                                      ----   -----  -----  -----   ------
Advisors Select Class..............  -20.88   N/A    N/A     N/A   -28.87
S&P SmallCap 600/Barra Growth Index   -1.19  5.91   7.04     N/A
Morningstar Small Growth Category .   -9.02  9.32   8.94   10.89
* The Fund's SEC effective date was December 6, 2000.


-5

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PARTNERS SMALLCAP VALUE FUND

                            ADVISORS SELECT CLASS SHARES



                                   THE DATE OF THIS PROFILE IS DECEMBER 31, 2001


This profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including sub-advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at: www.principal.com.


Advisors Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) through the Principal Advantage/sm/ Service Agreement.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

FUND INVESTMENT STRATEGIES
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of $2 billion or less at the time of purchase. The Fund may invest up to 25% of its assets in securities of foreign corporations.

The Sub-Advisor purchases securities that it considers to be attractive equity investments that are consistent with its investment philosophy of maintaining a diversified investment portfolio. The Sub-Advisor seeks to minimize risk by generally allocating Fund assets among economic or industry sectors to within 5 percentage points of that economic sector's percentage weighting (on an absolute basis) of the Russell 2000 Value Index.


The Sub-Advisor uses proprietary computer models that incorporate data from several sources to identify those companies whose securities present what it believes to be favorable investment opportunities relative to the securities of other companies. The Sub-Advisor uses both a "Valuation Model" as well as an "Earnings Trend Model" in analyzing the security under review. Stocks with the highest overall rating are considered for inclusion in the Fund's portfolio and undergo a thorough fundamental analysis. The Sub-Advisor considers selling a stock in the Fund's portfolio if it becomes less attractive because of deteriorating current fundamentals or declining earnings expectations.


SIGNIFICANT RISKS OF INVESTING IN THE FUND
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization value stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


MANAGER
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Ark Asset Management Co., Inc. ("Ark Asset") is an independent, 100% employee owned investment management firm. Ark Asset's offices are located at 125 Broad Street, New York, New York 10004. As of December 31, 2000, Ark Asset managed $12.3 billion in assets.

DAY-TO-DAY MANAGEMENT

COLEMAN M. BRANDT . Vice Chairman, Ark Asset. Mr. Brandt joined Ark Asset in 1989. Prior to joining Ark Asset, he served as President of Lehman Management Co., Inc. He received his MBA from the Harvard Graduate School of Business Administration and his BS from the Philadelphia University.


WILLIAM G. CHARCALIS . Managing Director, Ark Asset. Mr. Charcalis joined Ark Asset in 1994 as Senior Manager and has served in his current position since 1997. Prior to joining Ark Asset, he was Senior Manager at IBM Retirement Funds. He received his BS from the University of Southern California.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the potential for volatile fluctuations in the value of investments.


                            FUND OPERATING EXPENSES*

Management Fees...............   1.00%
12b-1 Fees....................   0.37
Other Expenses*...............   0.38
                                ------
 Total Fund Operating Expenses   1.75%
* Other Expenses:
  Service Fee.................   0.25%
  Administrative Service Fee..   0.13

                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 YEAR                              3 YEARS  5 YEARS   10 YEARS
                           ------                              -------  -------   --------
                            $178                                $551     $949      $2,062




    AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDING DECEMBER 31, 2001 This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of mutual funds with similar investment objectives.

                                    1      3      5     10     LIFE OF
                                  YEAR   YEARS  YEARS  YEARS    FUND*
                                  ----   -----  -----  -----   ------
Advisors Select Class...........    N/A    N/A    N/A    N/A    14.72
Russell 2000 Value Index .......  14.02  11.32  11.20  15.11
Morningstar Small Value Category  17.31  13.02  11.29  13.47
* The Fund's SEC effective date was March 1, 2001.


-5

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            REAL ESTATE FUND

                            ADVISORS SELECT CLASS SHARES



                                   THE DATE OF THIS PROFILE IS DECEMBER 31, 2001


This profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including sub-advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at: www.principal.com.


Advisors Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) through the Principal Advantage/sm/ Service Agreement.


FUND OBJECTIVE/GOAL
The Fund seeks to generate a total return.

FUND INVESTMENT STRATEGIES
The Fund invests primarily in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies.

Real estate investment trusts ("REITs") are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:
 . equity REITs, which primarily own property and generate revenue from rental income;
 . mortgage REITs, which invest in real estate mortgages; and . hybrid REITs, which combine the characteristics of both equity and mortgage
  REITs.
In selecting securities for the Fund, the Sub-Advisor focuses on equity REITs.

In selecting securities for the Fund, the Sub-Advisor uses a fundamental company analysis which utilizes a free cash flow model. The Sub-Advisor attempts to leverage its relationship with its affiliated real estate professionals to identify regions and assets classes for investment.


SIGNIFICANT RISKS OF INVESTING IN THE FUND
Securities of real estate companies are subject to securities market risks as well as risks similar to those of direct ownership of real estate. These include:
 . declines in the value of real estate
 . risks related to general and local economic conditions
 . dependency on management skills
 . heavy cash flow dependency
 . possible lack of available mortgage funds
 . overbuilding
 . extended vacancies in properties
 . increases in property taxes and operating expenses
 . changes in zoning laws
 . expenses incurred in the cleanup of environmental problems
 . casualty or condemnation losses
 . changes in interest rates

Because of these factors, the value of the securities held by the Fund, and in turn the price per share of the Fund, changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, share prices can fluctuate dramatically in response to these factors. Because of these fluctuations, principal values and investment returns vary. As with all mutual funds, the value of the Fund's assets may rise or fall. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


MANAGER
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Capital Real Estate Investors, LLC ("Principal Capital - REI"), an indirect wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2000, were approximately $20.6 billion.
Principal Capital - REI's address is 1800 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.


DAY-TO-DAY MANAGEMENT

KELLY D. RUSH, CFA . Mr. Rush directs the Real Estate Investment Trust (REIT) activity for Principal Capital - REI. Mr. Rush joined the Principal Financial Group in 1987 and has been dedicated to public real estate investments since 1995. His experience includes the structuring of public real estate transactions that included commercial mortgage loans and the issuance of unsecured bonds. He received his Master's degree and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and are willing to accept the potential for volatile fluctuations in the value of investments.


                            FUND OPERATING EXPENSES*

Management Fees.......................       0.85%
12b-1 Fees............................       0.37
Other Expenses*.......................       0.38
                                        ----------
         Total Fund Operating Expenses       1.60%

* Other Expenses:
  Service Fee.........................       0.25%
  Administrative Service Fee..........       0.13

               QUARTERLY TOTAL RETURNS
The Fund's highest and lowest quarterly returns during the time period covered by the chart at the right were:
  HighestQ2 '019.76%
  Lowest Q1 '01 -4.05%

                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 YEAR                              3 YEARS  5 YEARS   10 YEARS
                           ------                              -------  -------   --------
                            $163                                $505     $871      $1,900

                           YEAR-BY-YEAR TOTAL RETURNS
The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year.
LOGO

2001    7.49


    AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDING DECEMBER 31, 2001 This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of mutual funds with similar investment objectives.

                                            1      3      5     10     LIFE OF
                                          YEAR   YEARS  YEARS  YEARS    FUND*
                                          ----   -----  -----  -----   ------
Advisors Select Class...................   7.49    N/A   N/A    N/A     10.45
Morgan Stanley REIT Index ..............  12.83  10.94  6.11    N/A
Morningstar Specialty - Real Estate
Category ...............................   8.93  10.12  6.19   9.99
* The Fund's SEC effective date was December 6, 2000.


-5

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            SMALLCAP BLEND FUND

                            ADVISORS SELECT CLASS SHARES



                                   THE DATE OF THIS PROFILE IS DECEMBER 31, 2001


This profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including sub-advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at: www.principal.com.


Advisors Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) through the Principal Advantage/sm/ Service Agreement.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

FUND INVESTMENT STRATEGIES
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of $1.5 billion or less at the time of purchase.

In selecting securities for investment, the Sub-Advisor looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, the Sub-Advisor does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


SIGNIFICANT RISKS OF INVESTING IN THE FUND
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


MANAGER
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Invista Capital Management, LLC ("Invista"), an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2000 were approximately $27.4 billion. Invista's address is 1900 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.


DAY-TO-DAY MANAGEMENT

MUSTAFA SAGUN, CFA . Mr. Sagun is manager of quantitative research for Invista. He is responsible for directing quantitative investment research and modeling, including stock valuation models, asset allocation models, portfolio optimization and risk management tools, index funds and enhanced index prod-ucts. Prior to joining Invista in 2000, he was a vice president and quantitative analyst for PNC Financial Services Group. Mr. Sagun received a Ph.D. in finance and a MA in international economics from the University of South Florida. He received a BS in electronics and engineering from Bogazici University of Turkey. He is a CFA charterholder, a member of the Association for Investment Management and Research (AIMR), the Pittsburgh Society of Financial Analysts and the Financial Management Association.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the potential for volatile fluctuations in the value of investments.


                            FUND OPERATING EXPENSES

Management Fees.......................       0.75%
12b-1 Fees............................       0.37
Other Expenses*.......................       0.38
                                        ----------
         Total Fund Operating Expenses       1.50%

* Other Expenses:
  Service Fee.........................       0.25%
  Administrative Service Fee..........       0.13

               QUARTERLY TOTAL RETURNS
The Fund's highest and lowest quarterly returns during the time period covered by the chart at the right were:
  HighestQ4 '0118.03%
  Lowest Q3 '01 -12.17%

                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 YEAR                              3 YEARS  5 YEARS   10 YEARS
                           ------                              -------  -------   --------
                            $153                                $474     $818      $1,791

                           YEAR-BY-YEAR TOTAL RETURNS
The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year.
LOGO

2001    6.66


    AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDING DECEMBER 31, 2001 This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of mutual funds with similar investment objectives.

                                   1      3      5     10     LIFE OF
                                  YEAR  YEARS  YEARS  YEARS    FUND*
                                  ----  -----  -----  -----   ------
Advisors Select Class...........  6.66    N/A    N/A    N/A    12.11
Russell 2000 Index .............  2.49   6.42   7.52  11.51
Morningstar Small Blend Category  8.41  11.84  10.91  13.25
* The Fund's SEC effective date was December 6, 2000.


-5

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            SMALLCAP GROWTH FUND

                            ADVISORS SELECT CLASS SHARES



                                   THE DATE OF THIS PROFILE IS DECEMBER 31, 2001


This profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including sub-advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at: www.principal.com.


Advisors Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) through the Principal Advantage/sm/ Service Agreement.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

FUND INVESTMENT STRATEGIES
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of $1.5 billion or less at the time of purchase.

The Sub-Advisor selects individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on an assessment of current and future sales growth and operating margins.


The Sub-Advisor focuses its stock selection on companies it believes have sustainable competitive advantages and constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


SIGNIFICANT RISKS OF INVESTING IN THE FUND
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential.


The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


MANAGER
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Invista Capital Management, LLC ("Invista"), an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2000 were approximately $27.4 billion.
Invista's address is 1900 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.


DAY-TO-DAY MANAGEMENT

JOHN F. MCCLAIN . Mr. McClain is a portfolio manager for small-cap and medium-cap growth portfolio management and strategy. He joined Invista in 1990. Previously, he was an investment executive with Paine Webber. He earned an MBA from Indiana University and a BBA in Economics from the University of Iowa.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


                            FUND OPERATING EXPENSES

Management Fees.......................       0.75%
12b-1 Fees............................       0.37
Other Expenses*.......................       0.38
                                        ----------
         Total Fund Operating Expenses       1.50%

* Other Expenses:
  Service Fee.........................       0.25%
  Administrative Service Fee..........       0.13

               QUARTERLY TOTAL RETURNS
The Fund's highest and lowest quarterly returns during the time period covered by the chart at the right were:
  Highest Q4 '01 33.46%
  Lowest Q3 '01 -33.27%

                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 YEAR                              3 YEARS  5 YEARS   10 YEARS
                           ------                              -------  -------   --------
                            $153                                $474     $818      $1,791

                           YEAR-BY-YEAR TOTAL RETURNS
The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year.
LOGO

2001    0.69


    AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDING DECEMBER 31, 2001 This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of mutual funds with similar investment objectives.

                                     1      3      5     10     LIFE OF
                                   YEAR   YEARS  YEARS  YEARS    FUND*
                                   ----   -----  -----  -----   ------
Advisors Select Class............   0.69   N/A    N/A     N/A    -3.29
Russell 2000 Growth Index .......  -9.23  0.25   2.87    7.19
Morningstar Small Growth Category  -9.02  9.32   8.94   10.89
* The Fund's SEC effective date was December 6, 2000.


-5

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            SMALLCAP S&P 600 INDEX FUND

                            ADVISORS SELECT CLASS SHARES



                                   THE DATE OF THIS PROFILE IS DECEMBER 31, 2001


This profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including sub-advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at: www.principal.com.


Advisors Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) through the Principal Advantage/sm/ Service Agreement.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

FUND INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's SmallCap 600/(R)/ Index*. The Sub-Advisor attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P SmallCap 600. The S&P SmallCap 600 is an unmanaged index of 600 domestic stocks chosen for market size, liquidity and industry group representation.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance. The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares.


SIGNIFICANT RISKS OF INVESTING IN THE FUND
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P SmallCap 600 stocks. The Fund's portfolio may be weighted differently from the Index particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the Index is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


Investments in companies with smaller market capitalizations may involve greater risks and price volatility than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks.


As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


MANAGER
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Invista Capital Management, LLC ("Invista"), an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2000 were approximately $27.4 billion. Invista's address is 1900 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.


DAY-TO-DAY MANAGEMENT

ROBERT BAUR, PH.D . Dr. Baur joined Invista in 1995 after serving as a professor of finance and economics at Drake University and Grand View College. He received his Bachelor's degree in Mathematics and his Ph.D. in Economics from Iowa State University. Dr. Baur also did post-doctoral studies in finance and economics at the University of Minnesota.


RHONDA VANDERBEEK . Ms. VanderBeek directs trading operations for the Invista index accounts. She joined the Principal Financial Group in 1983 as a trading statistical clerk and moved to Invista in 1992. Ms. VanderBeek has extensive experience trading both domestic and international securities.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the potential for volatile fluctuations in the value of investments and prefer a passive rather than active management style.

* Standard & Poor's/(R)/ and S&P SmallCap 600/(R)/ are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Principal Life Insurance Company and the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.



                            FUND OPERATING EXPENSES

Management Fees.......................       0.15%
12b-1 Fees............................       0.37
Other Expenses*.......................       0.38
                                        ----------
         Total Fund Operating Expenses       0.90%

* Other Expenses:
  Service Fee.........................       0.25%
  Administrative Service Fee..........       0.13

               QUARTERLY TOTAL RETURNS
The Fund's highest and lowest quarterly returns during the time period covered by the chart at the right were:
  HighestQ4 '0120.39%
  Lowest Q3 '01 -17.08%

                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 YEAR                              3 YEARS  5 YEARS   10 YEARS
                           ------                              -------  -------   --------
                             $92                                $287     $498      $1,108

                           YEAR-BY-YEAR TOTAL RETURNS
The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year.
LOGO

2001    5.64


    AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDING DECEMBER 31, 2001 This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of mutual funds with similar investment objectives.

                                   1      3      5     10     LIFE OF
                                  YEAR  YEARS  YEARS  YEARS    FUND*
                                  ----  -----  -----  -----   ------
Advisors Select Class...........  5.64    N/A    N/A    N/A    12.06
S&P SmallCap 600 Index .........  6.54  10.21  10.66  13.61
Morningstar Small Blend Category  8.41  11.84  10.91  13.25
* The Fund's SEC effective date was December 6, 2000.


-5

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            SMALLCAP VALUE FUND

                            ADVISORS SELECT CLASS SHARES



                                   THE DATE OF THIS PROFILE IS DECEMBER 31, 2001


This profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including sub-advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at: www.principal.com.


Advisors Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) through the Principal Advantage/sm/ Service Agreement.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

FUND INVESTMENT STRATEGIES
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of $1.5 billion or less at the time of purchase. These stocks are often characterized by below-average stock price/ earnings ratios and above-average dividend yields. The Sub-Advisor selects the Fund's investments primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends.

The Sub-Advisor focuses its stock selection on companies it believes have sustainable competitive advantages and constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


SIGNIFICANT RISKS OF INVESTING IN THE FUND
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization value stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


MANAGER
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Invista Capital Management, LLC ("Invista"), an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2000 were approximately $27.4 billion. Invista's address is 1900 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.


DAY-TO-DAY MANAGEMENT

THOMAS MORABITO, CFA . Mr. Morabito joined Invista in 2000 as the lead small-cap value portfolio manager. He has more than 12 years of analytical and portfolio management expertise. From 1994 until joining Invista, Mr. Morabito was a manager for INVESCO Management & Research. He received his MBA in Finance from Northeastern University and his BA in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the potential for volatile fluctuations in the value of investments.


                            FUND OPERATING EXPENSES*

Management Fees.......................       0.75%
12b-1 Fees............................       0.37
Other Expenses*.......................       0.38
                                        ----------
         Total Fund Operating Expenses       1.50%

* Other Expenses:
  Service Fee.........................       0.25%
  Administrative Service Fee..........       0.13

               QUARTERLY TOTAL RETURNS
The Fund's highest and lowest quarterly returns during the time period covered by the chart at the right were:
  HighestQ4 '0114.53%
  Lowest Q3 '01 -12.34%

                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each 5year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 YEAR                              3 YEARS  5 YEARS   10 YEARS
                           ------                              -------  -------   --------
                            $153                                $474     $818      $1,791

                           YEAR-BY-YEAR TOTAL RETURNS
The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year.
LOGO

2001    9.33


    AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDING DECEMBER 31, 2001 This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of mutual funds with similar investment objectives.

                                    1      3      5     10     LIFE OF
                                  YEAR   YEARS  YEARS  YEARS    FUND*
                                  ----   -----  -----  -----   ------
Advisors Select Class...........   9.33    N/A    N/A    N/A    15.37
Russell 2000 Value Index .......  14.02  11.32  11.20  15.11
Morningstar Small Value Category  17.31  13.02  11.29  13.47
* The Fund's SEC effective date was December 6, 2000.


-5

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            TECHNOLOGY FUND

                            ADVISORS SELECT CLASS SHARES



                                   THE DATE OF THIS PROFILE IS DECEMBER 31, 2001


This profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including sub-advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at: www.principal.com.


Advisors Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) through the Principal Advantage/sm/ Service Agreement.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

FUND INVESTMENT STRATEGIES
The Fund invests primarily in common stocks and other securities of technology and telecommunications companies domiciled anywhere in the world. The Sub-Advisor believes that analysis and research needs to be conducted in a global context and considers companies in a broad range of technology-related industries, generally including: computers; software and peripheral products; electronics; communications equipment and services; and information services.

The Sub-Advisor focuses on three key criteria when selecting securities:
 . business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
 . quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
 . business valuation - determining the private market or "true business value" of the firm.

The Sub-Advisor's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by the Sub-Advisor.


SIGNIFICANT RISKS OF INVESTING IN THE FUND
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


The Fund is also subject to the risk that its principal market segment, technology stocks, may underperform compared to other market segments or to the equity markets as a whole. The competitive pressures of advancing technology and the number of companies and product offerings which continue to expand could cause technology companies to become increasingly sensitive to short product cycles and aggressive pricing.


The Fund is a non-diversified mutual fund which means that a high percentage of its assets may be invested in a limited number of issuers. The value of a share of the Fund may be more susceptible to a single economic, political or regulatory occurrence than the shares of a diversified fund. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


MANAGER
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Capital Global Investors Limited, doing business as BT Funds Management, is a member of the Principal Financial Group. Its address is The Chifley Tower, 2 Chifley Square, Sydney 2000 Australia. As of December 31, 2000, BT Funds Management had approximately $22.7 billion under management.


DAY-TO-DAY MANAGEMENT

DAVID MILLS . Mr. Mills is Executive Vice President of BT Funds Managment ("BT") and serves as its head of U.S. Equities. He joined BT's retail unit trust team in January 1990 as an Analyst in European equities. In July 1996, he assumed fund management responsibility for all of the direct European investment vehicles offered by BT.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital in the technology and telecommunications sector. Investors must be able to assume the increased risks of higher price volatility associated with such investments as well as currency fluctuations associated with investments in stocks trading in non-U.S. currencies.


                            FUND OPERATING EXPENSES

Management Fees.......................       1.00%
12b-1 Fees............................       0.37
Other Expenses*.......................       0.38
                                        ----------
         Total Fund Operating Expenses       1.75%

* Other Expenses:
  Service Fee.........................       0.25%
  Administrative Service Fee..........       0.13

               QUARTERLY TOTAL RETURNS
The Fund's highest and lowest quarterly returns during the time period covered by the chart at the right were:
  HighestQ4 '0121.31%
  Lowest Q3 '01 -26.82%

                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 YEAR                              3 YEARS  5 YEARS   10 YEARS
                           ------                              -------  -------   --------
                            $178                                $551     $949      $2,062

                           YEAR-BY-YEAR TOTAL RETURNS
The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year.
LOGO

2001    -30.72


    AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDING DECEMBER 31, 2001 This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of mutual funds with similar investment objectives.

                                           1       3      5     10     LIFE OF
                                          YEAR   YEARS  YEARS  YEARS    FUND*
                                          ----   -----  -----  -----   ------
Advisors Select Class..................  -30.72    N/A   N/A     N/A   -37.37
MSCI Global Technology and
Telecommunications Index...............  -28.28    N/A   N/A     N/A
Morningstar Specialty - Technology
Category ..............................  -38.21  -1.20  9.41   18.04
* The Fund's SEC effective date was December 6, 2000.


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